                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-06281
                                  ---------------------------------------------

                         LIQUID INSTITUTIONAL RESERVES
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

              51 West 52nd Street, New York, New York 10019-6114
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                              Amy R. Doberman, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114

                                     Copy to:
                               Jack W. Murphy, Esq.
                                    Dechert LLP
                                1775 I Street, N.W.
                             Washington, DC 20006-2401
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:  212-882 5000
                                                   ----------------------------

Date of fiscal year end:  April 30, 2003
                        --------------------------
Date of reporting period:  April 30, 2003
                         -------------------------

ITEM 1. REPORT TO STOCKHOLDERS.

[UBS GLOBAL ASSET MANAGEMENT LOGO]


UBS LIR MONEY MARKET FUND
UBS LIR TREASURY SECURITIES FUND

ANNUAL REPORT

APRIL 30, 2003

UBS LIR MONEY MARKET FUND

UBS LIR TREASURY SECURITIES FUND

June 16, 2003

DEAR SHAREHOLDER,

We present you with the annual report for UBS LIR Money Market Fund and the UBS LIR Treasury Securities Fund for the fiscal year ended April 30, 2003.

AN INTERVIEW WITH PORTFOLIO MANAGER SUSAN RYAN

Q. HOW DID THE FUNDS PERFORM OVER THE REVIEW PERIOD?

A. Short-term interest rates fell during the period. As a result, when holdings in the Funds' portfolios matured, they had to be replaced with securities that offered lower yields. At the end of the reporting period, UBS LIR Treasury Securities Fund's seven-day current yield was 0.96%, down from 1.53% at the end of its fiscal year on April 30, 2002. UBS LIR Money Market Fund's Institutional share class had a seven-day current yield of 1.06% at period end, down from 1.72% on April 30, 2002. (For more on the Funds' performance, please refer to "Performance At A Glance" on page 5.)

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. The US economy was generally weak throughout the Funds' fiscal year.

   Early in the period, ongoing threats of terrorism, turmoil in the Middle East, tepid corporate spending, a weak stock market and corporate accounting scandals were clearly taking a toll on economic growth. Evidence of this was reflected in the second quarter's anemic gross domestic product (GDP) figure, which came in at 1.7%. The news improved somewhat during the third quarter, when GDP rose to 4.0%; however, this figure fell to 1.4% during the last three months of 2002. In the first quarter of 2003, concerns over a war with Iraq created an additional obstacle impeding economic growth, and advance estimates for GDP came in at a disappointing 1.9% growth rate.

[SIDENOTE]

UBS LIR MONEY MARKET FUND
UBS LIR TREASURY SECURITIES FUND

INVESTMENT GOAL (BOTH FUNDS):

High current income to the extent it is consistent with capital preservation and liquidity.

PORTFOLIO MANAGER:

Susan P. Ryan
UBS Global Asset Management (US) Inc.

COMMENCEMENT:

INSTITUTIONAL SHARES -
LIR Money Market Fund: June 3, 1991
LIR Treasury Securities Fund: December 6, 1991

FINANCIAL INTERMEDIARY SHARES -
LIR Money Market Fund:
Original issuance: March 17, 1994; ceased April 30, 1995; reissued January 14, 1998

DIVIDEND PAYMENTS:

Monthly

Q. WHAT WERE SOME OF THE REASONS FOR THIS TEPID ECONOMIC GROWTH?

A. Throughout 2002, consumer spending, which accounts for two-thirds of the US economy, was relatively strong. This contrasted sharply with corporate spending, which continued to be subdued as many companies postponed major purchases until they saw clearer signs of a sustainable economic recovery. However, both consumer and corporate spending weakened during the first quarter of 2003. The specter of, and eventual war with, Iraq, saber rattling in North Korea and heightened concerns about terrorism preoccupied the country and ultimately hindered economic growth.

Q. HOW HAS THE FEDERAL RESERVE BOARD (THE "FED") REACTED TO THE WEAKENING
   ECONOMY?

A. In November 2002, the Fed acknowledged that the economy had hit a "soft spot." After holding interest rates steady during the first ten months of 2002, the Fed moved into action in early November and lowered the federal funds rate one half percentage point to 1.25%--a 41-year low.

   Since that time, the Fed has held rates steady; as of this writing most recently during its meeting on May 6, 2003 (after fiscal year end). In its official statement, the Fed noted that despite disappointing numbers relating to production and unemployment, the easing of geopolitical tensions had increased consumer confidence, caused oil prices to decline and strengthened the equity and debt markets. "These developments," the Fed statement read, "along with the accommodative stance of monetary policy and ongoing growth in productivity, should foster an improving economic climate over time."

Q. HOW DID YOU MANAGE THE FUNDS IN THE TURBULENT ECONOMIC ENVIRONMENT THAT CHARACTERIZED THE PERIOD?

A. Both Funds are conservatively managed; however, UBS LIR Treasury Securities Fund is more so in that it only invests in securities issued by the US Treasury. UBS LIR Money Market Fund, which, likewise, invests in securities issued by the US Treasury, can, additionally, invest in an array of short-term instruments, including repos and time deposits. Furthermore, the weighted average maturity ("WAM") of UBS LIR Money Market Fund cannot exceed 60 days because the Fund is AAA rated, whereas UBS LIR Treasury Securities Fund can have a WAM that is extended to 90 days.

   That said, in terms of investment strategies, we continued to utilize a "barbell" strategy for the Funds, whereby we purchased securities at both ends of the maturity spectrum. The longer-term securities--with maturities up to one year in duration--were used to lock in higher yields as interest rates fell. The shorter-term securities--typically less than one month in duration--provided liquidity.

   Within both Funds, Treasury securities provided both high quality and liquidity. In addition, within UBS LIR Money Market Fund, we emphasized Agency securities that offered the highest credit quality and liquidity. The credit markets were extremely volatile during the period given the uncertain economy and the skepticism generated by corporate accounting scandals and high profile bankruptcies; this focus helped us to avoid the impact these problems had on the corporate credit markets.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY, AND HOW DO YOU ANTICIPATE STRUCTURING THE FUNDS' PORTFOLIOS GOING FORWARD?

A. Despite the rapid conclusion to the war in Iraq, there continues to be a great deal of uncertainty around the world. The repercussions of the war remain unknown, the situation in North Korea remains volatile, and the outbreak of Severe Acute Respiratory Syndrome (SARS) threatens to isolate major economies.

   In the US, you could view the economic "glass" as either being half empty or half full. Among the positives, the war in Iraq is all but over, consumer confidence rose sharply at the end of April, and oil prices have plummeted. In addition, low interest rates have spurred another round of mortgage refinancing and corporate spending is expected to increase at some point. Finally, Congress has approved an economic stimulus package, although the extent of its impact on the economy remains uncertain.

   On the other hand, unemployment is high and the economy will have to gain momentum in order to stimulate the labor market. Furthermore, the housing market may have peaked and consumer debt levels are high. Lastly, the Fed has less mobility to lower short-term interest rates.

   Given the uncertain environment, we expect to continue to employ a barbell strategy in order to lock in higher rates and maintain liquidity. We also anticipate continuing to emphasize high quality portfolios for the Funds.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,

/s/ Joseph A. Varnas

JOSEPH A. VARNAS
PRESIDENT
UBS LIR Money Market Fund
UBS LIR Treasury Securities Fund
HEAD OF PRODUCT, TECHNOLOGY AND OPERATIONS
UBS Global Asset Management (US) Inc.

/s/ Susan P. Ryan

SUSAN P. RYAN
PORTFOLIO MANAGER
UBS LIR Money Market Fund
UBS LIR Treasury Securities Fund
EXECUTIVE DIRECTOR
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the fiscal year ended April 30, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Funds. We encourage you to consult your financial advisor regarding your personal investment program.


* Mutual funds are sold by prospectus only. The prospectus for a fund contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.

UBS LIR MONEY MARKET FUND
UBS LIR TREASURY SECURITIES FUND

PERFORMANCE AT A GLANCE

YIELDS AND CHARACTERISTICS                                     4/30/03         10/31/02        4/30/02
-------------------------------------------------------------------------------------------------------
Seven-Day Current Yield*
Money Market Fund:
  Institutional Shares                                            1.06%           1.61%            1.72%
  Financial Intermediary Shares                                   0.81            1.36             1.47
Treasury Securities Fund**                                        0.96            1.38             1.53
-------------------------------------------------------------------------------------------------------

Seven-Day Effective Yield*
Money Market Fund:
  Institutional Shares                                            1.07%           1.62%            1.74%
  Financial Intermediary Shares                                   0.82            1.37             1.49
Treasury Securities Fund**                                        0.97            1.39             1.54
-------------------------------------------------------------------------------------------------------
Weighted Average Maturity***
  Money Market Fund                                            53 days         59 days          60 days
  Treasury Securities Fund                                     58 days         62 days          70 days
-------------------------------------------------------------------------------------------------------

SECTOR ALLOCATION****                                          4/30/03         10/31/02        4/30/02
-------------------------------------------------------------------------------------------------------
Money Market Fund:
  Commercial Paper                                                57.7%           46.4%            40.5%
  U.S. Government and Agency Obligations                          14.1            18.9             23.0
  Short-Term Corporate Obligations                                12.7            11.7              6.4
  Certificates of Deposit                                          8.3            12.6             18.3
  Money Market Funds                                               4.5             4.2              8.7
  Time Deposit                                                     2.7             3.3               --
  Bank Notes                                                        --             3.7              3.3
  Liabilities in Excess of Other Assets                             --            (0.8)            (0.2)
  TOTAL                                                          100.0%          100.0%           100.0%
-------------------------------------------------------------------------------------------------------
Treasury Securities Fund:
  U.S. Treasury Obligations                                       95.5%           97.6%            96.4%
  Money Market Funds                                               4.5             2.5              3.7
  Liabilities in Excess of Other Assets                             --            (0.1)            (0.1)
  TOTAL                                                          100.0%          100.0%           100.0%
-------------------------------------------------------------------------------------------------------

NET ASSETS                                                   4/30/03        10/31/02         4/30/02
-------------------------------------------------------------------------------------------------------
Money Market Fund (bln)                                   $        1.9    $        2.1     $        2.4
Treasury Securities Fund (mm)                             $      328.6    $      437.9     $      433.3
-------------------------------------------------------------------------------------------------------

* Yields will fluctuate and reflect fee waivers. Performance data quoted represent past performance. Past performance does not guarantee future results.
** Institutional Shares. UBS LIR Treasury Securities Fund did not have Financial Intermediary shares outstanding during the periods indicated. Yields for Financial Intermediary shares would be approximately 0.25% lower than yields for Institutional shares.
*** The Funds are actively managed and their weighted average maturities will differ over time.
**** Weightings represent percentages of net assets as of the dates indicated.
     The Fund's portfolio is actively managed and its composition will vary over time.

UBS LIR MONEY MARKET FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003

 PRINCIPAL
  AMOUNT                                                                                   MATURITY       INTEREST
  (000)                                                                                     DATES           RATES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--14.11%
  $  15,000  U.S. Treasury Bills                                                          07/17/03         1.215%@    $   14,961,019
    141,000  Federal Home Loan Bank                                                       06/24/03 to      1.350 to
                                                                                          05/04/04         2.590         141,000,000
      9,000  Federal Home Loan Mortgage Corp.                                             02/04/04         1.500           9,000,000
     50,000  Federal National Mortgage Association                                        06/30/03         1.190@         49,900,833
     50,000  Student Loan Marketing Association                                           05/23/03 to      1.400 to
                                                                                          02/24/04         2.650          50,000,000
Total U.S. Government and Agency Obligations (cost--$264,861,852)                                                        264,861,852
------------------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--8.31%
   BANKING-DOMESTIC--3.25%
     18,000  State Street Bank & Trust Co.                                                04/08/04         1.300          18,000,000
     25,000  SunTrust Bank                                                                05/01/03         1.330*         24,999,524
     18,000  Wells Fargo Bank N.A.                                                        05/16/03         1.250          17,999,993
                                                                                                                          60,999,517
   YANKEE--5.06%
     25,000  Abbey National Treasury Services PLC                                         05/01/03         1.298*         24,996,916
     20,000  ABN AMRO Bank N.V.                                                           11/03/03         1.700          20,000,000
     30,000  Westdeutcshe Landesbank AG                                                   06/13/03 to      1.500 to
                                                                                          04/21/04         2.700          30,000,000
     20,000  Westdeutcshe Landesbank AG                                                   05/01/03         1.300*         19,998,277
                                                                                                                          94,995,193
Total Certificates of Deposit (cost--$155,994,710)                                                                       155,994,710
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--57.65%
   ASSET BACKED-BANKING--1.78%
     33,399  Stellar Funding Group, Inc.                                                  05/06/03 to      1.260 to
                                                                                          05/16/03         1.280          33,386,445
   ASSET BACKED-MISCELLANEOUS--20.94%
     46,500  Asset Securitization Cooperative Corp.                                       05/08/03         1.250          46,488,698
     55,000  Barton Capital Corp.                                                         05/07/03 to
                                                                                          05/09/03         1.250          54,986,806
     16,084  Enterprise Funding Corp.                                                     05/02/03         1.250          16,083,442
     75,000  Galaxy Funding, Inc.                                                         05/05/03 to      1.260 to
                                                                                          07/17/03         1.300          74,922,144

 PRINCIPAL
   AMOUNT                                                                                 MATURITY       INTEREST
   (000)                                                                                   DATES           RATES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONTINUED)
   ASSET BACKED-MISCELLANEOUS--(CONCLUDED)
   $ 55,652  Giro Multi-Funding Corp.                                                     05/06/03         1.250%     $   55,642,338
     50,055  Quincy Capital Corp.                                                         05/09/03         1.300          50,040,540
     44,831  Thunderbay Funding, Inc.                                                     05/01/03 to
                                                                                          05/12/03         1.270          44,817,389
     50,000  Variable Funding Capital Corp.                                               05/14/03         1.260          49,977,250
                                                                                                                         392,958,607
   AUTOMOBILE OEM--1.06%
     20,000  BMW U.S. Capital, Inc.                                                       05/01/03         1.350          20,000,000
   BANKING-DOMESTIC--10.49%
     25,000  Abbey National North America LLC                                             05/05/03         1.260          24,996,500
     22,000  ABN-AMRO N.A. Finance Inc.                                                   05/19/03         1.250          21,986,250
     25,000  Bank of America Corp.                                                        05/22/03         1.250          24,981,771
     25,000  Credit Agricole Indosuez
               North America                                                              05/06/03         1.250          24,995,660
     40,000  Credit Lyonnais North America, Inc.                                          06/17/03         1.250          39,934,722
     25,000  Danske Corp.                                                                 05/27/03         1.250          24,977,430
     25,000  National Australia Funding
              (Delaware), Inc.                                                            05/01/03         1.250          25,000,000
     10,000  San Paolo IMI U.S. Financial Co.                                             05/01/03         1.250          10,000,000
                                                                                                                         196,872,333
   BANKING-FOREIGN--4.02%
     50,000  Bank of Ireland                                                              05/12/03 to      1.245 to
                                                                                          05/16/03         1.260          49,976,642
     25,500  HBOS Treasury Services PLC                                                   05/01/03 to
                                                                                          05/02/03         1.260          25,499,300
                                                                                                                          75,475,942
   BROKERAGE--8.52%
     50,000  Citigroup Global Markets
               Holdings, Inc                                                              05/01/03         1.260          50,000,000
     40,000  Goldman Sachs Group, Inc.                                                    05/22/03         1.220          39,971,533
     70,000  Morgan Stanley & Co.                                                         05/05/03 to
                                                                                          05/08/03         1.260          69,988,100
                                                                                                                         159,959,633

 PRINCIPAL
   AMOUNT                                                                                  MATURITY        INTEREST
   (000)                                                                                    DATES            RATES        VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER@--(CONCLUDED)
   FINANCE NON-CAPTIVE DIVERSIFIED--5.78%
   $ 89,000  CIT Group, Inc.                                                              05/06/03 to      1.270 to
                                                                                          05/29/03         1.300%     $   88,950,617
     19,626  International Lease Finance Corp.                                            05/13/03         1.250          19,617,822
                                                                                                                         108,568,439
   METALS & MINING--5.06%
     20,000  Rio Tinto (Commercial Paper) Ltd.                                            05/02/03         1.270          19,999,295
     75,000  RWE AG                                                                       05/12/03 to      1.220 to
                                                                                          06/17/03         1.260          74,933,108
                                                                                                                          94,932,403
Total Commercial Paper (cost--$1,082,153,802)                                                                          1,082,153,802
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM CORPORATE OBLIGATIONS--12.68%
   ASSET BACKED-FINANCE--7.99%
     60,000  CC (USA), Inc.**                                                             05/01/03         1.330*         60,000,000
     25,000  Dorada Finance, Inc.**                                                       05/01/03         1.325*         24,999,541
     65,000  K2 (USA) LLC                                                                 05/01/03 to      1.290 to
                                                                                          05/20/03         1.330*         65,000,000
                                                                                                                         149,999,541

   BANKING-DOMESTIC--1.33%
     25,000  Wells Fargo & Co.                                                            05/14/03         1.344*         25,000,000

   ENERGY-INTEGRATED--1.23%
     23,000  BP Capital Markets PLC                                                       05/01/03         1.295*         23,000,000

   FINANCE NON-CAPTIVE DIVERSIFIED--2.13%
     40,000  General Electric Capital Corp.#                                              05/09/03         1.340*         40,000,000
Total Short-Term Corporate Obligations (cost--$237,999,541)                                                              237,999,541
------------------------------------------------------------------------------------------------------------------------------------
TIME DEPOSIT--2.67%
     50,000  Societe Generale (cost--$50,000,000)                                         05/01/03         1.375          50,000,000

NUMBER OF
 SHARES                                                                                   MATURITY        INTEREST
 (000)                                                                                     DATES            RATES        VALUE
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--4.54%
     68,617  AIM Liquid Assets Portfolio                                                  05/01/03         1.220%+   $    68,617,315
        666  AIM Prime Money Market Portfolio                                             05/01/03         1.180+            666,389
      7,789  Blackrock Provident TempFund                                                 05/01/03         1.145+          7,788,520
        242  Dreyfus Cash Management Fund                                                 05/01/03         1.124+            241,708
      7,944  Scudder Money Market Series                                                  05/01/03         1.183+          7,944,093
Total Money Market Funds (cost--$85,258,025)                                                                              85,258,025
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (cost--$1,876,267,930
  which approximates cost for federal income
  tax purposes)--99.96%                                                                                                1,876,267,930
Other assets in excess of liabilities--0.04%                                                                                 717,512
Net Assets (applicable to 1,818,726,729 and
  58,039,735 of Institutional shares and Financial
  Intermediary shares, respectively, each equivalent
  to $1.00 per share)--100.00%                                                                                       $ 1,876,985,442
------------------------------------------------------------------------------------------------------------------------------------

 * Variable rate securities--maturity dates reflect earlier of reset date or maturity date. The interest rates shown are the current rates as of April 30, 2003 and reset periodically.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 @  Interest rates shown are the discount rates at date of purchase.
 #  Illiquid security representing 2.13% of net assets.
 +  Interest rates shown reflect yield at April 30, 2003.
OEM Original Equipment Manufacturer.

                       Weighted average maturity -- 53 days

                 See accompanying notes to financial statements

UBS LIR TREASURY SECURITIES FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003

 PRINCIPAL
   AMOUNT                                                                                  MATURITY        INTEREST
   (000)                                                                                    DATES            RATES        VALUE
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--95.54%
  $ 304,502  U.S. Treasury Bills(1)                                                       05/01/03 to      1.120 to
                                                                                          10/16/03         1.255%@   $  303,915,732
     10,000  U.S. Treasury Notes(1)                                                       06/30/03         3.875         10,025,331
Total U.S. Treasury Obligations (cost--$313,941,063)                                                                    313,941,063
-----------------------------------------------------------------------------------------------------------------------------------

NUMBER OF
 SHARES
  (000)
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--4.52%
      3,177  Blackrock Provident Institutional
              Treasury Trust Fund                                                         05/01/03         1.015+         3,176,802
     11,689  Goldman Sachs Financial Square
              Treasury Instruments Fund                                                   05/01/03         0.988+        11,688,613
Total Money Market Funds (cost--$14,865,415)                                                                             14,865,415
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (cost--$328,806,478
  which approximates cost for federal
  income tax purposes)--100.06%                                                                                         328,806,478
Liabilities in excess of other assets--(0.06)%                                                                             (205,153)
Net Assets (applicable to 328,531,003
  Institutional shares, equivalent to
  $1.00 per share)--100.00%                                                                                          $  328,601,325
-----------------------------------------------------------------------------------------------------------------------------------

 @ Interest rates shown are the discount rates at date of purchase. + Interest rates shown reflect yield at April 30, 2003.
(1) Security, or a portion thereof, was on loan at April 30, 2003.

                      Weighted average maturity -- 58 days

                 See accompanying notes to financial statements

UBS LIR MONEY MARKET FUND
UBS LIR TREASURY SECURITIES FUND

STATEMENT OF OPERATIONS

                                                                                 FOR THE YEAR ENDED APRIL 30, 2003
                                                                              ---------------------------------------
                                                                                  UBS LIR              UBS LIR
                                                                                MONEY MARKET      TREASURY SECURITIES
                                                                                   FUND                  FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                      $    37,653,237    $          7,168,072
EXPENSES:
Investment advisory and administration fees                                         5,494,918               1,142,136
Insurance expense                                                                     458,719                   6,328
Transfer agency and related services fees                                             363,758                 142,770
Custody and accounting                                                                219,799                  45,687
State registration fees                                                               146,821                  50,424
Shareholder servicing fees-financial intermediary shares                              108,819                      --
Professional fees                                                                     102,500                  47,944
Reports and notices to shareholders                                                    70,302                  11,242
Trustees' fees                                                                         48,217                   7,055
Other expenses                                                                         84,147                  15,054
                                                                                    7,098,000               1,468,640
Less: Expense reimbursements from investment advisor and
  administrator                                                                      (834,776)               (144,146)
Net expenses                                                                        6,263,224               1,324,494
Net investment income                                                              31,390,013               5,843,578
Net realized gains from investment transactions                                         7,731                  22,187
Net increase in net assets resulting from operations                          $    31,397,744    $          5,865,765
---------------------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

UBS LIR MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                FOR THE YEARS ENDED APRIL 30,
                                                                              ----------------------------------
                                                                                   2003              2002
----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                         $    31,390,013    $    79,362,886
Net realized gains from investment transactions                                         7,731            197,787
Net increase in net assets resulting from operations                               31,397,744         79,560,673
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income-institutional shares                                        (30,882,978)       (77,950,012)
Net investment income-financial intermediary shares                                  (507,035)        (1,412,874)
                                                                                  (31,390,013)       (79,362,886)
Net decrease in net assets
  from beneficial interest transactions                                          (533,959,341)      (154,139,147)
Net decrease in net assets                                                       (533,951,610)      (153,941,360)
NET ASSETS:
Beginning of year                                                               2,410,937,052      2,564,878,412
End of year                                                                   $ 1,876,985,442    $ 2,410,937,052
----------------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

UBS LIR TREASURY SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                FOR THE YEARS ENDED APRIL 30,
                                                                              ----------------------------------
                                                                                   2003              2002
----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                         $     5,843,578    $     6,111,705
Net realized gains from investment transactions                                        22,187             26,217
Net increase in net assets resulting from operations                                5,865,765          6,137,922
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income-institutional shares                                         (5,843,578)        (6,111,705)
Net increase (decrease) in net assets
  from beneficial interest transactions                                          (104,694,401)       265,856,928
Net increase (decrease) in net assets                                            (104,672,214)       265,883,145
NET ASSETS:
Beginning of year                                                                 433,273,539        167,390,394
End of year                                                                   $   328,601,325    $   433,273,539
----------------------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

UBS LIR MONEY MARKET FUND
UBS LIR TREASURY SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS LIR Money Market Fund ("Money Market Fund") and UBS LIR Treasury Securities Fund ("Treasury Securities Fund") (collectively, the "Funds") are diversified series of Liquid Institutional Reserves (the "Trust"), an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Trust currently offers three no-load series: the Funds and the UBS LIR Government Securities Fund. The financial statements for the UBS LIR Government Securities Fund are not included herein.

The Funds currently offer two classes of shares, Institutional shares and Financial Intermediary shares. Each class represents interests in the same assets of the Fund, and both classes have equal voting privileges, except that beneficial owners of Financial Intermediary shares receive certain services directly from financial intermediaries, bear certain service fees and to the extent that matters pertaining to the Shareholder Services Plan or to the Financial Intermediary shares are submitted to shareholders for approval, only the holders of Financial Intermediary shares shall be entitled to vote thereon. At April 30, 2003, the Treasury Securities Fund had no Financial Intermediary shares outstanding.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Money Market Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Money Market Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Money Market Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Money Market Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller (or sellor's guarantor, if any) becomes insolvent, the Money Market Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Money Market Fund occasionally participates in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

NET INVESTMENT INCOME AND INVESTMENT TRANSACTIONS--Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Money Market Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Trust has an Investment Advisory and Administration Contract ("Advisory Contract") with UBS Financial Services Inc. ("UBS Financial Services(SM)*"), an indirect wholly owned subsidiary of UBS AG, under which UBS Financial Services serves as investment advisor and administrator of the Funds. In accordance with the Advisory Contract, the Funds pay UBS Financial Services an investment advisory and administration fee, which is accrued daily and paid monthly, at an

----------
* UBS Financial Services is a service mark of UBS AG.

annual rate of 0.25% of each Fund's average daily net assets. At April 30, 2003, the Money Market Fund and the Treasury Securities Fund owed UBS Financial Services $406,692 and $76,473, respectively, in investment advisory and administration fees.

UBS Global AM serves as sub-advisor and sub-administrator to the Trust pursuant to a Sub-Advisory and Sub-Administration Contract ("Sub-Advisory Contract") between UBS Financial Services and UBS Global AM. In accordance with the Sub-Advisory Contract, UBS Financial Services (not the Funds) pays UBS Global AM a fee, accrued daily and paid monthly, at an annual rate of 50% of the fee paid by each Fund to UBS Financial Services under the Advisory Contract, net of reimbursements.

UBS Financial Services has agreed to reimburse a portion of expenses to maintain the Funds' total annual operating expenses through August 31, 2003, at a level not exceeding 0.28% and 0.29% of the Money Market Fund's and the Treasury Securities Fund's average daily net assets for Institutional shares, respectively, and 0.53% and 0.54% of the Money Market Fund's and the Treasury Securities Fund's average daily net assets for Financial Intermediary shares, respectively. At April 30, 2003, UBS Financial Services owed the Money Market Fund and the Treasury Securities Fund $96,689 and $13,336, respectively for reimbursements. The Funds have agreed to repay UBS Financial Services for any reimbursed expenses if they can do so over the following three years without causing the Funds' expenses in any of those years to exceed the aforementioned rates. For the year ended April 30, 2003, UBS Financial Services reimbursed $834,776 and $144,146 in expenses from the Money Market Fund and the Treasury Securities Fund, respectively.

SHAREHOLDER SERVICES PLAN AND AGREEMENT

Under a Shareholder Services Plan and Agreement ("Service Agreement") adopted with respect to its Financial Intermediary shares, each Fund has agreed to pay UBS Global AM monthly fees at the annual rate of 0.25% of the average daily net assets of the Financial Intermediary shares held by financial intermediaries on behalf of their customers. Under Service Agreements with those financial intermediaries, UBS Global AM pays an identical fee to the financial intermediaries for certain support services that they provide to their customers as specified in the Service Agreements. At April 30, 2003, the Money Market Fund owed UBS Global AM $10,888 in shareholder service fees.

SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the year ended April 30, 2003, the Money Market Fund and the Treasury Securities Fund earned $878 and $73,929, respectively, for lending securities. Each Fund's lending agent was UBS Financial Services, which earned $294 and $24,804, in compensation from the Money Market Fund and the Treasury Securities Fund, respectively, for the year ended April 30, 2003. At April 30, 2003, the Treasury Securities Fund owed UBS Financial Services $2,499 in compensation.

At April 30, 2003, the Money Market Fund had no securities on loan, and the Treasury Securities Fund had securities on loan having a market value of $119,315,861. Treasury Securities Fund's custodian held U.S. government securities having an aggregate value of $123,463,716 as collateral for portfolio securities loaned as follows:

 PRINCIPAL
  AMOUNT                                 MATURITY       INTEREST
   (000)                                  DATES          RATES           VALUE
-----------------------------------------------------------------------------------
$ 28,350       Federal Home Loan
                Mortgage Corp.           03/15/07       4.875%       $   30,808,625
  77,300       Federal National          07/18/06 to    4.960 to
                Mortgage Corp.           08/01/12       6.000            81,650,521
   9,000       U.S. Treasury Bonds       05/15/30       6.250            11,004,570
-----------------------------------------------------------------------------------
                                                                     $  123,463,716
-----------------------------------------------------------------------------------

BANK LINE OF CREDIT

The Funds participated with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. Under the Facility arrangement, each Fund had agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest would be charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. For the year ended April 30, 2003, the Funds did not borrow under the Facility. For the year ended April 30, 2003, the Money Market Fund and Treasury Securities Fund paid commitment fees of $28,253 and $6,044, respectively, to UBS AG.

OTHER LIABILITIES

At April 30, 2003, the Money Market Fund had dividends payable and accrued expenses (excluding investment advisory and administration fees and shareholder servicing fees) of $1,620,557 and $245,581, respectively, and the Treasury Securities Fund had dividends payable and accrued expenses (excluding investment advisory and administration fees) of $290,324 and $50,852, respectively.

MONEY MARKET FUND INSURANCE BONDS

At April 30, 2003, the Money Market Fund had the ability to use insurance bonds that provided limited coverage for certain loss events involving certain money market instruments held by the Money Market Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bonds provided for coverage up to $200 million for a number of funds with a deductible of 30 basis points (0.30%) of the total assets of the Money Market Fund for First Tier Securities, determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bonds, the Money Market Fund would have expected to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which would generally be no later than the maturity of the security. While the insurance bonds were intended to provide some protection against credit risk and to help the Money Market Fund maintain a constant price per share of $1.00, there was no guarantee that the insurance bonds would have done so. For the year ended April 30, 2003, the Money Market Fund did not use these insurance bonds.

FEDERAL TAX STATUS

Each Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, realized capital gains and certain other amounts, if any, the Funds intend not to be subject to federal excise tax.

At April 30, 2003, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders by the Funds during the fiscal years ended April 30, 2003 and April 30, 2002 was ordinary income.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                      INSTITUTIONAL SHARES        FINANCIAL INTERMEDIARY SHARES*
                                  ---------------------------------------------------------------
                                      FOR THE YEARS ENDED               FOR THE YEARS ENDED
                                           APRIL 30,                        APRIL 30,
                                  ---------------------------------------------------------------
                                       2003            2002             2003            2002
                                  ---------------------------------------------------------------
MONEY MARKET FUND:
Shares sold                        6,760,189,622   12,403,732,319      196,771,640    242,500,107
Shares repurchased                (7,300,219,851) (12,669,692,975)    (221,714,653)  (211,075,935)
Dividends reinvested                  31,013,891       80,374,917               10         22,420
Net increase (decrease)
  in shares outstanding             (509,016,338)    (185,585,739)     (24,943,003)    31,446,592
-------------------------------------------------------------------------------------------------
TREASURY SECURITIES FUND:
Shares sold                        1,084,850,636      909,011,825
Shares repurchased                (1,195,198,806)    (649,233,862)
Dividends reinvested                   5,653,769        6,078,965
Net increase (decrease)
  in shares outstanding             (104,694,401)     265,856,928
-----------------------------------------------------------------

----------
* For the years ended April 30, 2003 and April 30, 2002, there were no transactions in Financial Intermediary shares of the Treasury Securities Fund.

UBS LIR MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                      INSTITUTIONAL SHARES
                                 -----------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDED APRIL 30,
                                 -----------------------------------------------------------------------------------------------
                                       2003                2002                2001               2000                1999
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR              $          1.00     $          1.00     $          1.00     $          1.00     $          1.00
Net investment income                      0.014               0.028               0.061               0.053               0.051
Dividends from net
  investment income                       (0.014)             (0.028)             (0.061)             (0.053)             (0.051)
NET ASSET VALUE,
  END OF YEAR                    $          1.00     $          1.00     $          1.00     $          1.00     $          1.00
TOTAL INVESTMENT
  RETURN(1)                                 1.42%               2.87%               6.25%               5.40%               5.22%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of year (000's)                $     1,818,943     $     2,327,952     $     2,513,344     $     1,836,114     $     2,036,379
Expenses to average net
  assets, net of
  reimbursements
  from advisor                              0.28%               0.28%               0.28%               0.28%               0.26%
Expenses to average net
  assets, before
  reimbursements
  from advisor                              0.32%               0.30%               0.31%               0.30%               0.31%
Net investment income
  to average net assets,
  net of reimbursements
  from advisor                              1.41%               2.81%               6.04%               5.26%               5.07%
Net investment income
  to average net assets,
  before reimbursements
  from advisor                              1.37%               2.79%               6.01%               5.24%               5.02%
--------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

                                                                   FINANCIAL INTERMEDIARY SHARES
                                 -----------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDED APRIL 30,
                                 -----------------------------------------------------------------------------------------------
                                       2003                2002                2001               2000                1999
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,                 $          1.00     $          1.00     $          1.00     $          1.00     $          1.00
  BEGINNING OF YEAR
Net investment income                      0.012               0.026               0.058               0.050               0.048
Dividends from net
  investment income                       (0.012)             (0.026)             (0.058)             (0.050)             (0.048)
NET ASSET VALUE,
  END OF YEAR                    $          1.00     $          1.00     $          1.00     $          1.00     $          1.00
TOTAL INVESTMENT
  RETURN(1)                                 1.17%               2.62%               5.99%               5.14%               4.96%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end
  of year (000's)                $        58,042     $        82,985     $        51,534     $        64,634     $        12,002
Expenses to average net
  assets, net of
  reimbursements
  from advisor                              0.53%               0.53%               0.53%               0.53%               0.51%
Expenses to average net
  assets, before
  reimbursements
  from advisor                              0.57%               0.54%               0.56%               0.55%               0.56%
Net investment income
  to average net assets,
  net of reimbursements
  from advisor                              1.16%               2.46%               5.74%               5.05%               4.82%
Net investment income
  to average net assets,
  before reimbursements
  from advisor                              1.12%               2.45%               5.71%               5.03%               4.77%

UBS LIR TREASURY SECURITIES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                      INSTITUTIONAL SHARES
                                 -----------------------------------------------------------------------------------------------
                                                                  FOR THE YEARS ENDED APRIL 30,
                                 -----------------------------------------------------------------------------------------------
                                       2003                2002                2001               2000                1999
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR              $          1.00     $          1.00     $          1.00     $          1.00     $          1.00
Net investment income                      0.013               0.025               0.054               0.049               0.046
Dividends from net
  investment income                       (0.013)             (0.025)             (0.054)             (0.047)             (0.046)
Distributions from net
  realized gains from
  investment transactions                     --                  --                  --              (0.002)                 --
Total dividends and
  distributions to
  shareholders                            (0.013)             (0.025)             (0.054)             (0.049)             (0.046)
NET ASSET VALUE,
  END OF YEAR                    $          1.00     $          1.00     $          1.00     $          1.00     $          1.00
TOTAL INVESTMENT RETURN(1)                  1.29%               2.56%               5.55%               4.97%               4.68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end
  of year (000's)                $       328,601     $       433,274     $       167,390     $       118,525     $       179,227
Expenses to average
  net assets, net of
  reimbursements
  from advisor                              0.29%               0.29%               0.29%               0.29%               0.28%
Expenses to average
  net assets, before
  reimbursements
  from advisor                              0.32%               0.35%               0.36%               0.35%               0.33%
Net investment income
  to average net assets,
  net of reimbursements
  from advisor                              1.28%               2.29%               5.36%               4.61%               4.57%
Net investment income
  to average net assets,
  before reimbursements
  from advisor                              1.25%               2.23%               5.29%               4.55%               4.52%
--------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

UBS LIR MONEY MARKET FUND
UBS LIR TREASURY SECURITIES FUND

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Board of Trustees and Shareholders of
UBS LIR Money Market Fund
UBS LIR Treasury Securities Fund

We have audited the accompanying statements of net assets of the UBS LIR Money Market Fund and UBS LIR Treasury Securities Fund (the "Funds") (two of the funds comprising Liquid Institutional Reserves) as of April 30, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at April 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the UBS LIR Money Market Fund and UBS LIR Treasury Securities Fund at April 30, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                       /s/ Ernst & Young LLP

New York, New York
June 12, 2003

UBS LIR MONEY MARKET FUND
UBS LIR TREASURY SECURITIES FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARD OF TRUSTEES & OFFICERS

The Funds are governed by a Board of Trustees which oversees the Funds' operations. Each Trustee serves an indefinite term of office. Officers are appointed by the Trustees and serve at the pleasure of the Board. The table below shows, for each Trustee and Officer, his or her name, address and age, the position held with the Fund, the length of time served as a Trustee and Officer of the Fund, the Trustee's or Officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the Trustee or for which a person served as an Officer, and other directorships held by the Trustee.

The Funds' Statement of Additional Information contains additional information about the Trustees and is available, without charge, upon request by calling 1-800-647 1568.

INTERESTED TRUSTEES

                                                   TERM OF
                                                 OFFICE+ AND
                                 POSITION(S)      LENGTH OF
    NAME, ADDRESS,                HELD WITH          TIME              PRINCIPAL OCCUPATION(S)
        AND AGE                     FUND            SERVED              DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------
Margo N. Alexander*++;          Trustee          Since 1996      Mrs. Alexander is retired. She was an
56                                                               executive vice president of UBS Financial
                                                                 Services Inc. ("UBS Financial
                                                                 Services") (March 1984 to
                                                                 December 2002). She was chief
                                                                 executive officer of UBS Global
                                                                 AM from January 1995 to October
                                                                 2000, a director (from January
                                                                 1995 to September 2001) and
                                                                 chairman (from March 1999 to
                                                                 September 2001).

E. Garrett Bewkes, Jr.*++;      Trustee          Since 1996      Mr. Bewkes serves as a consultant to
76                              and                              UBS Financial Services (since May 1999).
                                Chairman                         Prior to November 2000, he was a
                                of the                           director of Paine Webber Group Inc.
                                Board of                         ("PW Group," formerly the holding
                                Trustees                         company of UBS Financial Services and
                                                                 UBS Global AM) and prior to 1996, he was
                                                                 a consultant to PW Group. Prior to 1988,
                                                                 he was chairman of the board, president
                                                                 and chief executive officer of American
                                                                 Bakeries Company.

                                            NUMBER OF
    NAME, ADDRESS,                  PORTFOLIOS IN FUND COMPLEX                         OTHER DIRECTORSHIPS
        AND AGE                         OVERSEEN BY TRUSTEE                              HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
Margo N. Alexander*++;         Mrs. Alexander is a director or trustee         None
56                             of 19 investment companies (consisting
                               of 40 portfolios) for which UBS Global
                               AM or one of its affiliates serves as
                               investment advisor, sub-advisor or manager.

E. Garrett Bewkes, Jr.*++;     Mr. Bewkes is a director or trustee of 33       Mr. Bewkes is also a director of Interstate
76                             investment companies (consisting of 54          Bakeries Corporation.
                               portfolios) for which UBS Global AM or
                               one of its affiliates serves as
                               investment advisor, sub-advisor or
                               manager.

INDEPENDENT TRUSTEES

                                                TERM OF
                                              OFFICE+ AND
                                POSITION(S)    LENGTH OF
        NAME, ADDRESS,           HELD WITH        TIME                  PRINCIPAL OCCUPATION(S)
            AND AGE                 FUND         SERVED                   DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 67        Trustee       Since 1996      Mr. Armstrong is chairman and principal of
R.Q.A. Enterprises                                            R.Q.A. Enterprises (management consulting
One Old Church Road--                                         firm) (since April 1991 and principal
Unit # 6                                                      occupation since March 1995). Mr. Armstrong
Greenwich, CT 06830                                           was chairman of the board, chief executive
                                                              officer and co-owner of Adirondack
                                                              Beverages (producer and distributor of soft
                                                              drinks and sparkling/still waters) (from
                                                              October 1993 to March 1995). He was a
                                                              partner of The New England Consulting Group
                                                              (management consulting firm) (from December
                                                              1992 to September 1993). He was managing
                                                              director of LVMH U.S. Corporation (U.S.
                                                              subsidiary of the French luxury goods
                                                              conglomerate, Louis Vuitton Moet Hennessey
                                                              Corporation) (from 1987 to 1991) and
                                                              chairman of its wine and spirits
                                                              subsidiary, Schieffelin & Somerset Company
                                                              (from 1987 to 1991).

David J. Beaubien; 68           Trustee       Since 2001      Mr. Beaubien is chairman of Yankee
101 Industrial Road                                           Environmental Systems, Inc., a manufacturer
Turners Falls, MA 01376                                       of meteorological measuring systems. Prior
                                                              to January 1991, he was senior vice
                                                              president of EG&G, Inc., a company which
                                                              makes and provides a variety of scientific
                                                              and technically oriented products and
                                                              services. From 1985 to January 1995, Mr.
                                                              Beaubien served as a director or trustee on
                                                              the boards of the Kidder, Peabody & Co.
                                                              Incorporated mutual funds.

                                                   NUMBER OF                                OTHER DIRECTORSHIPS
        NAME, ADDRESS,                     PORTFOLIOS IN FUND COMPLEX                         HELD BY TRUSTEE
            AND AGE                           OVERSEEN BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 67          Mr. Armstrong is a director or trustee of 19       Mr. Armstrong is also a director
R.Q.A. Enterprises                investment companies (consisting of 40             of AlFresh Beverages Canada,
One Old Church Road--             portfolios) for which UBS Global AM or one of      Inc. (a Canadian Beverage
Unit # 6                          its affiliates serves as investment advisor,       subsidiary of AlFresh Foods Inc.)
Greenwich, CT 06830               sub-advisor or manager.                            (since October 2000).

David J. Beaubien; 68             Mr. Beaubien is a director or trustee of 19        Mr. Beaubien is also a director
101 Industrial Road               investment companies (consisting of 40             of IEC Electronics, Inc., a
Turners Falls, MA 01376           portfolios) for which UBS Global AM or one of      manufacturer of electronic
                                  its affiliates serves as investment advisor,       assemblies.
                                  sub-advisor or manager.


                                                               TERM OF
                                                             OFFICE+ AND
                                           POSITION(S)        LENGTH OF
             NAME, ADDRESS,                 HELD WITH           TIME                          PRINCIPAL OCCUPATION(S)
                AND AGE                       FUND             SERVED                           DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Richard R. Burt; 56                       Trustee         Since 1996           Mr. Burt is chairman of Diligence LLC (international
1275 Pennsylvania Ave.,                                                        information and security firm) and IEP Advisors
N.W.                                                                           (international investments and consulting firm). He
Washington, D.C. 20004                                                         was the chief negotiator in the Strategic Arms
                                                                               Reduction Talks with the former Soviet Union (from
                                                                               1989 to 1991) and the U.S. Ambassador to the Federal
                                                                               Republic of Germany (from 1985 to 1989). From 1991
                                                                               to 1994, he served as a partner of McKinsey &
                                                                               Company (management consulting firm).

Meyer Feldberg; 61                        Trustee         Since 1996           Mr. Feldberg is Dean and Professor of Management of
Columbia University                                                            the Graduate School of Business, Columbia
101 Uris Hall                                                                  University. Prior to 1989, he was president of the
New York, New York                                                             Illinois Institute of Technology.
10027

George W. Gowen; 73
666 Third Avenue                          Trustee         Since 1996           Mr. Gowen is a partner in the law firm of
New York, New York                                                             Dunnington, Bartholow & Miller. Prior to May 1994,
10017                                                                          he was a partner in the law firm of Fryer, Ross &
                                                                               Gowen.

William W. Hewitt, Jr.**; 74              Trustee         Since 2001           Mr. Hewitt is retired. From 1990 to January 1995,
c/o UBS Global Asset                                                           Mr. Hewitt served as a director or trustee on the
Management (US) Inc.                                                           boards of the Kidder, Peabody & Co. Incorporated
51West 52nd Street                                                             mutual funds. From 1986 to 1988, he was an executive
New York, New York                                                             vice president and director of mutual funds,
                                                                               insurance and trust services of Shearson Lehman
                                                                               Brothers Inc. From 1976 to 1986, he was president of
                                                                               Merrill Lynch Funds Distributor, Inc.

Morton L. Janklow; 73                     Trustee         Since 2001           Mr. Janklow is senior partner of Janklow & Nesbit
445 Park Avenue                                                                Associates, an international literary agency
New York, New York                                                             representing leading authors in their relationships
10022                                                                          with publishers and motion picture, television and
                                                                               multi-media companies, and of counsel to the law
                                                                               firm of Janklow & Ashley.

                                                   NUMBER OF                                OTHER DIRECTORSHIPS
        NAME, ADDRESS,                     PORTFOLIOS IN FUND COMPLEX                         HELD BY TRUSTEE
            AND AGE                           OVERSEEN BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
Richard R. Burt; 56               Mr. Burt is a director or trustee of 19            Mr. Burt is also a director of
1275 Pennsylvania Ave.,           investment companies (consisting of 40             Hollinger International, Inc.
N.W.                              portfolios) for which UBS Global AM or one of      (publishing), HCL Technologies, Ltd.,
Washington, D.C. 20004            its affiliates serves as investment advisor,       The Central European Fund, Inc.,
                                  sub-advisor or manager.                            The Germany Fund, Inc., IGT,
                                                                                     Inc. (provides technology to
                                                                                     gaming and wagering industry)
                                                                                     and chairman of Weirton Steel
                                                                                     Corp. (makes and finishes steel
                                                                                     products). He is also a
                                                                                     director or trustee of funds in
                                                                                     the Scudder Mutual Funds Family
                                                                                     (consisting of 47 portfolios).

Meyer Feldberg; 61                Dean Feldberg is a director or trustee of 33       Dean Feldberg is also a
Columbia University               investment companies (consisting of 54             director of Primedia Inc.
101 Uris Hall                     portfolios) for which UBS Global AM or one of      (publishing), Federated
New York, New York                its affiliates serves as investment advisor,       Department Stores, Inc.
10027                             sub-advisor or manager.                            (operator of department
                                                                                     stores), Revlon, Inc.
                                                                                     (cosmetics), Select Medical
                                                                                     Inc. (healthcare services) and
                                                                                     SAPPI, Ltd. (producer of
                                                                                     paper).

George W. Gowen; 73               Mr. Gowen is a director or trustee of 33           None
666 Third Avenue                  investment companies (consisting of 54
New York, New York                portfolios) for which UBS Global AM or one of
10017                             its affiliates serves as investment advisor,
                                  sub-advisor or manager.

William W. Hewitt, Jr.**; 74      Mr. Hewitt is a director or trustee of 19          Mr. Hewitt is also a director
c/o UBS Global Asset              investment companies (consisting of 40             or trustee of the Guardian Life
Management (US) Inc.              portfolios) for which UBS Global AM or one of      Insurance Company Mutual Funds
51West 52nd Street                its affiliates serves as investment advisor,       (consisting of 19 portfolios).
New York, New York                sub-advisor or manager.

Morton L. Janklow; 73             Mr. Janklow is a director or trustee of 19         None
445 Park Avenue                   investment companies (consisting of 40
New York, New York                portfolios) for which UBS Global AM or one of
10022                             its affiliates serves as investment advisor,
                                  sub-advisor or manager.

                                                                TERM OF
                                                              OFFICE+ AND
                                          POSITION(S)          LENGTH OF
           NAME, ADDRESS,                  HELD WITH             TIME                         PRINCIPAL OCCUPATION(S)
               AND AGE                        FUND              SERVED                          DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Frederic V. Malek; 66                   Trustee            Since 1996           Mr. Malek is chairman of Thayer Capital Partners
1455 Pennsylvania                                                               (merchant bank) and chairman of Thayer Hotel
Avenue, N.W.                                                                    Investors III, Thayer Hotel Investors II and
Suite 350                                                                       Lodging Opportunities Fund (hotel investment
Washington, D.C.                                                                partnerships). From January 1992 to November 1992,
20004                                                                           he was campaign manager of Bush-Quayle '92. From
                                                                                1990 to 1992, he was vice chairman and, from 1989
                                                                                to 1990, he was president of Northwest Airlines
                                                                                Inc. and NWA Inc. (holding company of Northwest
                                                                                Airlines Inc.). Prior to 1989, he was employed by
                                                                                the Marriott Corporation (hotels, restaurants,
                                                                                airline catering and contract feeding), where he
                                                                                most recently was an executive vice president and
                                                                                president of Marriott Hotels and Resorts.

Carl W. Schafer; 67                     Trustee            Since 1991           Mr. Schafer is president of the Atlantic Foundation
66 Witherspoon Street                                                           (charitable foundation). Prior to January 1993, he
#1100                                                                           was chairman of the Investment Advisory Committee
Princeton, NJ 08542                                                             of the Howard Hughes Medical Institute.

William D. White; 69                    Trustee            Since 2001           Mr. White is retired. From February 1989 through
P.O. Box 199                                                                    March 1994, he was president of the National League
Upper Black Eddy, PA                                                            of Professional Baseball Clubs. Prior to 1989, he
18972                                                                           was a television sportscaster for WPIX-TV, New
                                                                                York. Mr. White served on the board of directors of
                                                                                Centel from 1989 to 1993 and on the board of
                                                                                directors of Jefferson Banks Incorporated,
                                                                                Philadelphia, PA.

                                                   NUMBER OF                                OTHER DIRECTORSHIPS
        NAME, ADDRESS,                     PORTFOLIOS IN FUND COMPLEX                         HELD BY TRUSTEE
            AND AGE                           OVERSEEN BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
Frederic V. Malek; 66             Mr. Malek is a director or trustee of 19           Mr. Malek is also a director of
1455 Pennsylvania                 investment companies (consisting of 40             Aegis Communications, Inc.
Avenue, N.W.                      portfolios) for which UBS Global AM or one of      (tele-services), American
Suite 350                         its affiliates serves as investment advisor,       Management Systems, Inc.
Washington, D.C.                  sub-advisor or manager.                            (management consulting and
20004                                                                                computer related services),
                                                                                     Automatic Data Processing, Inc.
                                                                                     (computing services), CB
                                                                                     Richard Ellis, Inc. (real
                                                                                     estate services), Federal
                                                                                     National Mortgage Association,
                                                                                     FPL Group, Inc. (electric
                                                                                     services), Manor Care, Inc.
                                                                                     (health care), and Northwest
                                                                                     Airlines Inc.

Carl W. Schafer; 67               Mr. Schafer is a director or trustee of 19         Mr. Schafer is also a director
66 Witherspoon Street             investment companies (consisting of 40             of Labor Ready, Inc. (temporary
#1100                             portfolios) for which UBS Global AM or one of      employment), Roadway Corp.
Princeton, NJ 08542               its affiliates serves as investment advisor,       (trucking), Guardian Life
                                  sub-advisor or manager.                            Insurance Company Mutual Funds
                                                                                     (consisting of 19 portfolios),
                                                                                     the Harding, Loevner Funds
                                                                                     (consisting of four
                                                                                     portfolios), E.I.I. Realty
                                                                                     Securities Trust (investment
                                                                                     company) and Frontier Oil
                                                                                     Corporation.

William D. White; 69              Mr. White is a director or trustee of 19           None
P.O. Box 199                      investment companies (consisting of 40
Upper Black Eddy, PA              portfolios) for which UBS Global AM or one of
18972                             its affiliates serves as investment advisor,
                                  sub-advisor or manager.

OFFICERS

                                                  TERM OF                PRINCIPAL OCCUPATION(S)
                                                OFFICE+ AND                DURING PAST 5 YEARS;
                                POSITION(S)      LENGTH OF               NUMBER OF PORTFOLIOS IN
         NAME, ADDRESS,          HELD WITH          TIME              FUND COMPLEX FOR WHICH PERSON
            AND AGE                FUND            SERVED                   SERVES AS OFFICER
-----------------------------------------------------------------------------------------------------
W. Douglas Beck*;              Vice            Since 2003       Mr. Beck is an executive director and
36                             President                        head of mutual fund product management of
                                                                UBS Global AM (since 2002). From March
                                                                1998 to November 2002, he held various
                                                                positions at Merrill Lynch, the most
                                                                recent being first vice president and
                                                                co-manager of the managed solutions
                                                                group. Prior to March 1998, Mr. Beck was
                                                                a portfolio manager and managing director
                                                                at Raymond James & Associates. Mr. Beck
                                                                is vice president of UBS Supplementary
                                                                Trust and 22 investment companies
                                                                (consisting of 81 portfolios) for which
                                                                UBS Global AM or one of its affiliates
                                                                serves as investment advisor, sub-
                                                                advisor or manager.

Thomas Disbrow*;               Vice            Since 2000       Mr. Disbrow is a director and a senior
37                             President                        manager of the mutual fund finance
                               and                              department of UBS Global AM. Prior to
                               Assistant                        November 1999, he was a vice president of
                               Treasurer                        Zweig/Glaser Advisers. Mr. Disbrow is a
                                                                vice president and assistant treasurer of
                                                                19 investment companies (consisting of 40
                                                                portfolios) for which UBS Global AM or
                                                                one of its affiliates serves as
                                                                investment advisor, sub-advisor or
                                                                manager.

Amy R. Doberman*;              Vice            Since 2000       Ms. Doberman is a managing director and
41                             President                        general counsel of UBS Global AM. From
                               and                              December 1997 through July 2000, she was
                               Secretary                        general counsel of Aeltus Investment
                                                                Management, Inc. Prior to working at
                                                                Aeltus, Ms. Doberman was assistant chief
                                                                counsel of the SEC's Division of
                                                                Investment Management. Ms. Doberman is
                                                                vice president and assistant secretary of
                                                                UBS Supplementary Trust and five
                                                                investment companies (consisting of 44
                                                                portfolios) and vice president and
                                                                secretary of 19 investment companies
                                                                (consisting of 40 portfolios) for which
                                                                UBS Global AM or one of its affiliates
                                                                serves as investment advisor, sub-advisor
                                                                or manager.

                                                  TERM OF                PRINCIPAL OCCUPATION(S)
                                                OFFICE+ AND                DURING PAST 5 YEARS;
                                POSITION(S)      LENGTH OF               NUMBER OF PORTFOLIOS IN
         NAME, ADDRESS,          HELD WITH          TIME              FUND COMPLEX FOR WHICH PERSON
            AND AGE                FUND            SERVED                   SERVES AS OFFICER
-----------------------------------------------------------------------------------------------------
David M. Goldenberg*;          Vice            Since 2002       Mr. Goldenberg is an executive director
36                             President                        and deputy general counsel of UBS Global
                               and                              AM. From 2000 to 2002 he was director,
                               Assistant                        legal affairs at Lazard Asset Management.
                               Secretary                        Mr. Goldenberg was global director of
                                                                compliance for SSB Citi Asset Management
                                                                Group from 1998 to 2000. He was associate
                                                                general counsel at Smith Barney Asset
                                                                Management from 1996 to 1998. Prior to
                                                                working at Smith Barney Asset Management,
                                                                Mr. Goldenberg was branch chief and
                                                                senior counsel in the SEC's Division of
                                                                Investment Management. Mr. Goldenberg is
                                                                a vice president and secretary of UBS
                                                                Supplementary Trust and of five
                                                                investment companies (consisting of 44
                                                                portfolios) and a vice president and
                                                                assistant secretary of 19 investment
                                                                companies (consisting of 40 portfolios)
                                                                for which UBS Global AM or one of its
                                                                affiliates serves as investment advisor,
                                                                sub-advisor or manager.

Kevin J. Mahoney*;             Vice            Since 1999       Mr. Mahoney is a director and a senior
37                             President                        manager of the mutual fund finance
                               and                              department of UBS Global AM. Prior to
                               Assistant                        April 1999, he was the manager of the
                               Treasurer                        mutual fund internal control group of
                                                                Salomon Smith Barney. Mr. Mahoney is a
                                                                vice president and assistant treasurer of
                                                                19 investment companies (consisting of 40
                                                                portfolios) for which UBS Global AM or
                                                                one of its affiliates serves as
                                                                investment advisor, sub-advisor or
                                                                manager.

                                                  TERM OF                PRINCIPAL OCCUPATION(S)
                                                OFFICE+ AND                DURING PAST 5 YEARS;
                                POSITION(S)      LENGTH OF               NUMBER OF PORTFOLIOS IN
         NAME, ADDRESS,          HELD WITH          TIME              FUND COMPLEX FOR WHICH PERSON
            AND AGE                FUND            SERVED                   SERVES AS OFFICER
-----------------------------------------------------------------------------------------------------
Michael H. Markowitz***;       Vice            Since 2001       Mr. Markowitz is an executive director,
38                             President                        portfolio manager and head of U.S. short
                                                                duration fixed income of UBS Global AM.
                                                                He is also an executive director and
                                                                portfolio manager of UBS Global Asset
                                                                Management (Americas) Inc. ("UBS Global AM
                                                                (Americas)"), an affiliate of UBS Global
                                                                AM. Mr. Markowitz is a vice president of
                                                                five investment companies (consisting of
                                                                25 portfolios) for which UBS Global AM or
                                                                one of its affiliates serves as
                                                                investment advisor, sub-advisor or
                                                                manager.

Susan P. Ryan*; 43             Vice            Since 1995       Ms. Ryan is an executive director and
                               President                        portfolio manager of UBS Global AM. Ms.
                                                                Ryan is a vice president of five
                                                                investment companies (consisting of 13
                                                                portfolios) for which UBS Global AM or
                                                                one of its affiliates serves as
                                                                investment advisor, sub-advisor or
                                                                manager.

Paul H. Schubert*;             Vice            Since 1995       Mr. Schubert is an executive director and
40                             President                        head of the mutual fund finance
                               and                              department of UBS Global AM. Mr. Schubert
                               Treasurer                        is treasurer and principal accounting
                                                                officer of UBS Supplementary Trust and of
                                                                three investment companies (consisting of
                                                                41 portfolios), a vice president and
                                                                treasurer of 20 investment companies
                                                                (consisting of 41 portfolios), and
                                                                treasurer and chief financial officer of
                                                                one investment company (consisting of two
                                                                portfolios) for which UBS Global AM or
                                                                one of its affiliates serves as
                                                                investment advisor, sub-advisor or
                                                                manager.

                                                  TERM OF                PRINCIPAL OCCUPATION(S)
                                                OFFICE+ AND                DURING PAST 5 YEARS;
                                POSITION(S)      LENGTH OF               NUMBER OF PORTFOLIOS IN
         NAME, ADDRESS,          HELD WITH          TIME              FUND COMPLEX FOR WHICH PERSON
            AND AGE                FUND            SERVED                   SERVES AS OFFICER
-----------------------------------------------------------------------------------------------------
Joseph A. Varnas*;             President       Since 2003       Mr. Varnas is a managing director (since
35                                                              March 2003), chief technology officer
                                                                (since March 2001) and head of product,
                                                                technology and operations of UBS Global
                                                                AM (since November 2002). From 2000 to
                                                                2001, he was manager of product
                                                                development in Investment Consulting
                                                                Services at UBS Financial Services. Mr.
                                                                Varnas was a senior analyst in the Global
                                                                Securities Research & Economics Group at
                                                                Merrill Lynch from 1995 to 1999. Mr.
                                                                Varnas is president of UBS Supplementary
                                                                Trust and 22 investment companies
                                                                (consisting of 81 portfolios) for which
                                                                UBS Global AM or one of its affiliates
                                                                serves as investment advisor, sub-
                                                                advisor or manager.

Keith A. Weller*;              Vice            Since 1996       Mr. Weller is a director and senior
41                             President                        associate general counsel of UBS Global
                               and                              AM. Mr. Weller is a vice president and
                               Assistant                        assistant secretary of 19 investment
                               Secretary                        companies (consisting of 40 portfolios)
                                                                for which UBS Global AM or one of its
                                                                affiliates serves as investment advisor,
                                                                sub-advisor or manager.

  * This person's business address is 51 West 52nd Street, New York,
    New York 10019-6114.
 ** Address for mailing purposes only.
*** This person's business address is One North Wacker Drive, Chicago, Illinois
     60606.
  + Each Trustee holds office for an indefinite term. Officers of the Trust are appointed by the Trustees and serve at the pleasure of the Board.
 ++ Mrs. Alexander and Mr. Bewkes are "interested persons" of the Fund as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or its affiliates.

Trustees

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander

Richard Q. Armstrong

David J. Beaubien

Richard R. Burt

Meyer Feldberg

George W. Gowen

William W. Hewitt, Jr.

Morton L. Janklow

Frederic V. Malek

Carl W. Schafer

William D. White

PRINCIPAL OFFICERS

Joseph A. Varnas
PRESIDENT

Amy R. Doberman
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

Susan P. Ryan
VICE PRESIDENT

W. Douglas Beck
VICE PRESIDENT

INVESTMENT ADVISOR AND
ADMINISTRATOR

UBS Financial Services Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

SUB-ADVISOR, SUB-ADMINISTRATOR
AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF A FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C) 2003 UBS Global Asset Management (US) Inc. All rights reserved.

                                                                  Presorted
[UBS GLOBAL ASSET MANAGEMENT LOGO]                                Standard
                                                                 U.S.Postage
51 West 52nd Street                                                 PAID
New York, NY 10019-6114                                         Smithtown, NY
                                                                  Permit 700

[UBS GLOBAL ASSET MANAGEMENT LOGO]


UBS LIR GOVERNMENT SECURITIES FUND

ANNUAL REPORT

APRIL 30, 2003

UBS LIR GOVERNMENT SECURITIES FUND

June 16, 2003

DEAR SHAREHOLDER,

We present you with the annual report for UBS LIR Government Securities Fund for the fiscal year ended April 30, 2003.

AN INTERVIEW WITH PORTFOLIO MANAGER SUSAN RYAN

Q. HOW DID THE FUND PERFORM OVER THE REVIEW PERIOD?

A. Short-term interest rates fell over the 12-month period. As a result, when holdings in the Fund's portfolio matured, they had to be replaced with securities that offered lower yields. Therefore, at the end of the reporting period, the Fund's Institutional share class had a seven-day current yield of 0.91%, down from 1.60% at the end of its fiscal year on April 30, 2002. (For more on the Fund's performance, please refer to "Performance At A Glance" on page 4.)

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE REPORTING PERIOD?

A. The US economy was generally weak throughout the Fund's fiscal year. Early in the period, ongoing threats of terrorism, turmoil in the Middle East, tepid corporate spending, a weak stock market and corporate accounting scandals were clearly taking a toll on economic growth. Evidence of this was reflected in the second quarter's anemic gross domestic product (GDP) figure, which came in at 1.7%. The news improved somewhat during the third quarter, when GDP rose to 4.0%; however, this figure fell to 1.4% during the last three months of 2002. In the first quarter of 2003, concerns over a war with Iraq created an additional obstacle impeding economic growth, and advance estimates for GDP came in at a disappointing 1.9% growth rate.

[SIDENOTE]

UBS LIR GOVERNMENT SECURITIES FUND

INVESTMENT GOAL:

Provide as high a level of current interest income as is consistent with maintaining liquidity and principal stability.

PORTFOLIO MANAGER:

Susan P. Ryan

UBS Global Asset Management (US) Inc.

COMMENCEMENT:

Institutional shares--June 3, 1991

Select shares--May 23, 2001

DIVIDEND PAYMENTS:

Monthly

Q. WHAT WERE SOME OF THE REASONS FOR THIS TEPID ECONOMIC GROWTH?

A. Throughout 2002, consumer spending, which accounts for two-thirds of the US economy, was relatively strong. This contrasted sharply with corporate spending, which continued to be subdued as many companies postponed major purchases until they saw clearer signs of a sustainable economic recovery. However, both consumer and corporate spending weakened during the first quarter of 2003. The specter of, and eventual war with, Iraq, saber rattling in North Korea and heightened concerns about terrorism preoccupied the country and ultimately hindered economic growth.

Q. HOW HAS THE FEDERAL RESERVE BOARD (THE "FED") REACTED TO THE WEAKENING
   ECONOMY?

A. In November 2002, the Fed acknowledged that the economy had hit a "soft spot." After holding interest rates steady during the first ten months of 2002, the Fed moved into action in early November and lowered the federal funds rate one half percentage point to 1.25%--a 41-year low.

   Since that time, the Fed has held rates steady; as of this writing, most recently during its meeting on May 6, 2003 (after fiscal year end). In its official statement, the Fed noted that despite disappointing numbers relating to production and unemployment, the easing of geopolitical tensions had increased consumer confidence, caused oil prices to decline and strengthened the equity and debt markets. "These developments," the Fed statement read, "along with the accommodative stance of monetary policy and ongoing growth in productivity, should foster an improving economic climate over time."

Q. HOW DID YOU MANAGE THE FUND IN THE TURBULENT ECONOMIC ENVIRONMENT THAT CHARACTERIZED THE PERIOD?

A. In terms of investment strategies, the Fund continued to utilize a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. The Fund's longer-term securities--with final maturities up to one year--were used to lock in higher yields as interest rates fell. At the same time, our shorter-term securities--typically less than one month to maturity--provided liquidity. As always, we emphasized Treasury and Agency securities that offered the highest credit quality and liquidity.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY AND HOW DO YOU ANTICIPATE STRUCTURING THE PORTFOLIO GOING FORWARD?

A. Despite the rapid conclusion to the war in Iraq, there continues to be a great deal of uncertainty around the world. The repercussions of the war remain unknown, the situation in North Korea remains volatile, and the outbreak of Severe Acute Respiratory Syndrome (SARS) threatens to isolate major economies.

   In the US, you could view the economic "glass" as either being half empty or half full. Among the positives, the war in Iraq is all but over, consumer confidence rose sharply at the end of April, and oil prices have plummeted. In addition, low interest rates have spurred another round of mortgage refinancing and corporate spending is expected to increase at some point. Finally, Congress has approved an economic stimulus package, although the extent of its impact on the economy remains uncertain.

   On the other hand, unemployment is high and the economy will have to gain momentum in order to stimulate the labor market. Furthermore, the housing market may have peaked and consumer debt levels are high. Lastly, the Fed has less mobility to lower short-term interest rates.

   Given the uncertain environment, we expect to continue to employ a barbell strategy in order to lock in higher rates and maintain liquidity. We also expect to continue emphasizing a higher quality portfolio for the Fund.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS funds,* please contact your financial advisor or visit us at www.ubs.com.

Sincerely,


/s/ Joseph A. Varnas                       /s/ Susan P. Ryan

JOSEPH A. VARNAS                           SUSAN P. RYAN
PRESIDENT                                  PORTFOLIO MANAGER
UBS LIR Government Securities Fund         UBS LIR Government Securities Fund
HEAD OF PRODUCT, TECHNOLOGY                EXECUTIVE DIRECTOR
AND OPERATIONS                             UBS Global Asset Management (US) Inc.
UBS Global Asset Management (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended April 30, 2003, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

* Mutual funds are sold by prospectus only. The prospectus for a fund contains more complete information regarding risks, charges and expenses, and should be read carefully before investing.

UBS LIR GOVERNMENT SECURITIES FUND

PERFORMANCE AT A GLANCE

YIELDS AND CHARACTERISTICS                        4/30/03        10/31/02        4/30/02
-------------------------------------------------------------------------------------------
Seven-Day Current Yield*
  Institutional Shares                                 0.91%           1.44%           1.60%
  Select Shares                                        1.01            1.54            1.70
Seven-Day Effective Yield*
  Institutional Shares                                 0.92%           1.45%           1.61%
  Select Shares                                        1.02            1.55            1.71
Weighted Average Maturity**                         44 days         50 days         35 days
Net Assets (mm)                                $      234.6    $      299.6    $      227.9

SECTOR ALLOCATION***                              4/30/03        10/31/02        4/30/02
-------------------------------------------------------------------------------------------
U.S. Government & Agency Obligations                   93.3%           96.3%           79.8%
Money Market Funds                                      6.8             3.8             8.3
Repurchase Agreements                                    --              --            11.9
Liabilities in Excess of Other Assets                  (0.1)           (0.1)             --
TOTAL                                                 100.0%          100.0%          100.0%
===========================================================================================

* Yields will fluctuate and reflect fee waivers. Performance data quoted represent past performance. Past performance does not guarantee future results.
** The Fund is actively managed and its weighted average maturity will differ over time.
*** Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

UBS LIR GOVERNMENT SECURITIES FUND

STATEMENT OF NET ASSETS -- APRIL 30, 2003

 PRINCIPAL
   AMOUNT                                                        MATURITY          INTEREST
   (000)                                                          DATES              RATES          VALUE
--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--93.30%
$     70,607  U.S. Treasury Bills                              05/08/03 to         1.105 to
                                                               09/18/03            1.245%@     $    70,480,644
      13,000  Federal Farm Credit Bank                                             1.250 to
                                                               05/01/03            1.275*           12,999,501
      25,179  Federal Farm Credit Bank                         05/01/03 to         1.150 to
                                                               11/25/03            1.500@           25,125,699
       8,000  Federal Home Loan Bank                           04/13/04 to         1.290 to
                                                               05/12/04            1.410             8,000,000
      56,800  Federal Home Loan Bank                           05/07/03 to         1.100 to
                                                               07/11/03            1.260@           56,745,173
      10,000  Student Loan Marketing Association               05/06/03            1.521*           10,006,394
      35,504  Student Loan Marketing Association               05/07/03 to         1.160 to
                                                               05/08/03            1.190@           35,496,565
Total U.S. Government and Agency Obligations
  (cost--$218,853,976)                                                                             218,853,976
==============================================================================================================

NUMBER OF
 SHARES
 (000)
--------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--6.75%
       8,561  BlackRock Provident Institutional
                Treasury Trust Fund                            05/01/03            1.015+            8,560,559
       7,289  Goldman Sachs Financial Square
                Treasury Instruments Fund                      05/01/03            0.988+            7,289,418
Total Money Market Funds (cost--$15,849,977)                                                        15,849,977
==============================================================================================================
Total Investments (cost--$234,703,953 which
  approximates cost for federal income
  tax purposes)--100.05%                                                                           234,703,953
Liabilities in excess of other assets--(0.05)%                                                        (126,627)
Net Assets (applicable to 151,463,828 and 83,088,228 of Institutional shares and Select shares, respectively, each equivalent to $1.00 per
  share)--100.00%                                                                              $   234,577,326
==============================================================================================================

* Variable rate securities--maturity dates reflect earlier of reset date or maturity date. The interest rates shown are the current rates as of April 30, 2003 and reset periodically.
@  Interest rates shown are the discount rates at date of purchase.
+  Interest rates shown reflect yield at April 30, 2003.

                      Weighted average maturity -- 44 days

                 See accompanying notes to financial statements

UBS LIR GOVERNMENT SECURITIES FUND

STATEMENT OF OPERATIONS

                                                                     FOR THE
                                                                    YEAR ENDED
                                                                  APRIL 30, 2003
--------------------------------------------------------------------------------
INVESTMENT INCOME:

Interest                                                          $    4,171,223
EXPENSES:

Investment advisory and administration fees                              671,069
Shareholder servicing fees-Institutional shares                          159,023
Transfer agency and related services fees                                126,993
Professional fees                                                         49,453
State registration fees                                                   45,975
Reports and notices to shareholders                                       43,344
Custody and accounting                                                    26,843
Insurance expense                                                          8,996
Trustees' fees                                                             5,629
Interest expense                                                           3,791
Other expenses                                                            20,279
                                                                       1,161,395
Less: Fee waivers/reimbursements from investment advisor and
  administrator                                                         (488,578)
Net expenses                                                             672,817
Net investment income                                                  3,498,406
Net realized gain from investment transactions                             1,360
Net increase in net assets resulting from operations              $    3,499,766
================================================================================

                 See accompanying notes to financial statements

UBS LIR GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                          FOR THE YEARS ENDED APRIL 30,
                                                        ---------------------------------
                                                              2003              2002
-----------------------------------------------------------------------------------------
FROM OPERATIONS:

Net investment income                                    $    3,498,406    $    7,116,318
Net realized gains from investment transactions                   1,360             5,362
Net increase in net assets resulting from operations          3,499,766         7,121,680
DIVIDENDS TO SHAREHOLDERS FROM:

Net investment income--Institutional shares                  (2,030,578)       (5,540,669)
Net investment income--Select shares                         (1,467,828)       (1,575,649)
                                                             (3,498,406)       (7,116,318)
Net increase (decrease) in net assets from
  beneficial interest transactions                            6,662,066       (32,255,924)
Net increase (decrease) in net assets                         6,663,426       (32,250,562)
NET ASSETS:

Beginning of year                                           227,913,900       260,164,462
End of year                                              $  234,577,326    $  227,913,900
=========================================================================================

                 See accompanying notes to financial statements

UBS LIR GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS LIR Government Securities Fund (the "Fund") is a diversified series of Liquid Institutional Reserves (the "Trust"), an open-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Trust currently offers three no-load series: the Fund, the UBS LIR Money Market Fund and the UBS LIR Treasury Securities Fund. The financial statements for the UBS LIR Money Market Fund and UBS LIR Treasury Securities Fund are not included herein.

The Fund currently offers two classes of shares, Institutional shares and Select shares. Each class represents interests in the same assets of the Fund, and both classes have equal voting privileges, except that owners of Institutional shares receive certain services directly from financial intermediaries, bear certain service fees and to the extent that matters pertaining to the Shareholder Services Plan or to the Institutional shares are submitted to shareholders for approval, only the holders of Institutional shares shall be entitled to vote thereon.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, which approximates market value, unless the Fund's Board of Trustees (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

NET INVESTMENT INCOME AND INVESTMENT TRANSACTIONS--Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Trust has an Investment Advisory and Administration Contract ("Advisory Contract") with UBS Financial Services Inc. ("UBS Financial Services(SM)*"), an indirect wholly owned subsidiary of UBS AG, under which UBS Financial Services serves as investment advisor and administrator of the Fund. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. In accordance with the Advisory Contract, the Fund pays UBS Financial Services an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets. At April 30, 2003 the Fund owed UBS Financial Services $48,790 in investment advisory and administration fees.

UBS Global Asset Management (US) Inc. ("UBS Global AM") serves as sub-advisor and sub-administrator to the Trust pursuant to a Sub-Advisory and Sub-Administration Contract ("Sub-Advisory Contract") between UBS Financial Services and UBS Global AM. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG. In accordance with the Sub-Advisory Contract, UBS Financial Services (not the Fund) pays UBS Global AM a fee, accrued daily and paid monthly, at an annual rate of 50% of the fee paid by the Fund to UBS Financial Services under the Advisory Contract, net of waivers and/or reimbursements.

The Fund and UBS Financial Services have entered into a written investment advisory and administration fee waiver/expense reimbursement agreement under which UBS Financial Services is contractually obligated to waive 0.10% of its investment advisory and administration fees and to reimburse Fund expenses through August 31, 2003, to the extent that the Fund's expenses otherwise would exceed 0.29% for Institutional shares and 0.19% for Select shares. At April 30, 2003, UBS Financial Services owed the Fund $38,823 for fee waivers and reimbursements under the above agreement. The Fund has agreed to repay UBS Financial Services for any reimbursed expenses if it can do so over the following three years without causing the Fund's expenses in any of those years to exceed the aforementioned rates. For the year ended April 30, 2003, UBS Financial Services reimbursed $220,151 in expenses, which is subject to repayment through April 30, 2006, and waived $268,427 in investment advisory and administration fees.

SHAREHOLDER SERVICES PLAN AND AGREEMENT

Under a Shareholder Services Plan and Agreement ("Service Agreement") adopted with respect to its Institutional shares, the Fund has agreed to pay UBS Global AM monthly fees at the annual rate of 0.10% of the average daily net assets of the Institutional shares owned by the customers of financial intermediaries that have entered into service agreements with UBS Global AM. Under Service Agreements with those financial intermediaries, UBS Global AM pays an identical fee to the

----------
* UBS Financial Services is a service mark of UBS AG.

financial intermediaries for certain support services that they provide to their customers as specified in the Service Agreements. At April 30, 2003, the Fund owed UBS Global AM $12,852 in shareholder service fees.

BANK LINE OF CREDIT

The Fund participated with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility ("Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. Under the Facility arrangement, the Fund had agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest would be charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended April 30, 2003, the Fund had an average daily amount of borrowing outstanding under the Facility of $19,997,000 for three days with a related weighted average annualized interest rate of 2.275%. For the year ended April 30, 2003, the Fund paid a commitment fee of $3,486 to UBS AG.

OTHER LIABILITIES

At April 30, 2003, dividends payable and accrued expenses (excluding investment advisory and administration fees and shareholder servicing fees) were $187,607 and $46,024, respectively.

FEDERAL TAX STATUS

The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

At April 30, 2003, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders by the Fund during the fiscal years ended April 30, 2003 and April 30, 2002 was ordinary income.

In accordance with U.S. Treasury regulations, the Fund has elected to defer long term realized capital losses of $1,149 arising after October 31, 2002. Such losses are treated for tax purposes as arising on May 1, 2003.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                      INSTITUTIONAL SHARES                    SELECT SHARES
                                                  -----------------------------   ------------------------------------
                                                                                                        FOR THE PERIOD
                                                       FOR THE YEARS ENDED        FOR THE YEAR ENDED     MAY 23, 2001+
                                                            APRIL 30,                 APRIL 30,               TO
                                                  -----------------------------   ------------------       APRIL 30,
                                                      2003             2002              2003                2002
---------------------------------------------------------------------------------------------------------------------
Shares sold                                        233,672,603      718,807,927      1,062,329,760        464,967,870
Shares repurchased                                (257,839,769)    (810,793,031)    (1,034,681,852)      (411,440,919)
Dividends reinvested                                 2,027,625        5,442,559          1,153,699            759,670
Net Increase (decrease) in shares outstanding      (22,139,541)     (86,542,545)        28,801,607         54,286,621
=====================================================================================================================

----------
+  Commencement of issuance.

UBS LIR GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                          INSTITUTIONAL SHARES
                                                ------------------------------------------------------------------------
                                                                     FOR THE YEARS ENDED APRIL 30,
                                                ------------------------------------------------------------------------
                                                    2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
Net investment income                                  0.013          0.026          0.059          0.051          0.049
Dividends from net investment income                  (0.013)        (0.026)        (0.059)        (0.051)        (0.049)
NET ASSET VALUE, END OF PERIOD                  $       1.00   $       1.00   $       1.00   $       1.00   $       1.00
TOTAL INVESTMENT RETURN(1)                              1.27%          2.65%          6.02%          5.22%          5.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)               $    151,490   $    173,626   $    260,164   $    121,897   $    138,783
Expenses to average net assets, net of fee
  waivers/reimbursements from advisor                   0.29%          0.29%          0.29%          0.29%          0.28%
Expenses to average net assets, before fee
  waivers/reimbursements from advisor                   0.47%          0.46%          0.38%          0.33%          0.33%
Net investment income to average net assets,
  net of fee waivers/reimbursements
  from advisor                                          1.26%          2.70%          5.68%          5.10%          4.90%
Net investment income to average net assets,
  before fee waivers/reimbursements
  from advisor                                          1.08%          2.53%          5.59%          5.06%          4.85%
========================================================================================================================

+   Commencement of issuance.
*   Annualized.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

                                                       SELECT SHARES
                                                ---------------------------
                                                                 FOR THE
                                                                  PERIOD
                                                  FOR THE        MAY 23,
                                                 YEAR ENDED      2001+ TO
                                                  APRIL 30,     APRIL 30,
                                                    2003           2002
---------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $       1.00   $       1.00
Net investment income                                  0.014          0.024
Dividends from net investment income                  (0.014)        (0.024)
NET ASSET VALUE, END OF PERIOD                  $       1.00   $       1.00
TOTAL INVESTMENT RETURN(1)                              1.37%          2.38%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)               $     83,087   $     54,288
Expenses to average net assets, net of fee
  waivers/reimbursements from advisor                   0.19%          0.19%*
Expenses to average net assets, before fee
  waivers/reimbursements from advisor                   0.37%          0.36%*
Net investment income to average net assets,
  net of fee waivers/reimbursements
  from advisor                                          1.36%          2.17%*
Net investment income to average net assets,
  before fee waivers/reimbursements
  from advisor                                          1.18%          2.00%*
===========================================================================

UBS LIR GOVERNMENT SECURITIES FUND

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Board of Trustees and Shareholders of
UBS LIR Government Securities Fund

We have audited the accompanying statement of net assets of the UBS
LIR Government Securities Fund (the "Fund") (one of the funds comprising Liquid Institutional Reserves) as of April 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at April 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the UBS LIR Government Securities Fund at April 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


New York, New York
June 12, 2003

                      (This page intentionally left blank).

UBS LIR GOVERNMENT SECURITIES FUND

SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARD OF TRUSTEES & OFFICERS

The Fund is governed by a Board of Trustees which oversees the Fund's operations. Each Trustee serves an indefinite term of office. Officers are appointed by the Trustees and serve at the pleasure of the Board. The table below shows, for each Trustee and Officer, his or her name, address and age, the position held with the Fund, the length of time served as a Trustee and Officer of the Fund, the Trustee's or Officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the Trustee or for which a person served as an Officer, and other directorships held by the Trustee.

The Fund's Statement of Additional Information contains additional information about the Trustees and is available without charge, upon request by calling 1-800-647 1568.

INTERESTED TRUSTEES

                                                  TERM OF
                                                OFFICE+ AND
                                POSITION(S)      LENGTH OF
      NAME, ADDRESS,             HELD WITH          TIME                           PRINCIPAL OCCUPATION(S)
         AND AGE                   FUND            SERVED                            DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------------
Margo N. Alexander*++;         Trustee          Since 1996    Mrs. Alexander is retired. She was an executive vice president
56                                                            of UBS Financial Services Inc. ("UBS Financial Services") (March
                                                              1984 to December 2002). She was chief executive officer of UBS
                                                              Global AM from January 1995 to October 2000, a director (from
                                                              January 1995 to September 2001) and chairman (from March 1999 to
                                                              September 2001).

E. Garrett Bewkes, Jr.*++;     Trustee and      Since 1996    Mr. Bewkes serves as a consultant to UBS Financial Services
76                             Chairman                       (since May 1999). Prior to November 2000, he was a Director of
                               of the                         Paine Webber Group Inc. ("PW Group," formerly the holding
                               Board of                       company of UBS Financial Services and UBS Global AM) and prior to
                               Trustees                       1996, he was a consultant to PW Group. Prior to 1988, he was chairman of the board, president and chief executive officer of
                                                              American Bakeries Company.

                                                   NUMBER OF
      NAME, ADDRESS,                      PORTFOLIOS IN FUND COMPLEX                             OTHER DIRECTORSHIPS
         AND AGE                              OVERSEEN BY TRUSTEE                                  HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
Margo N. Alexander*++;         Mrs. Alexander is a director or trustee of 19      None
56                             investment companies (consisting of 40
                               portfolios) for which UBS Global AM or one of
                               its affiliates serves as investment advisor,
                               sub-advisor or manager.

E. Garrett Bewkes, Jr.*++;     Mr. Bewkes is a director or trustee of 33          Mr. Bewkes is also a director of Interstate
76                             investment companies (consisting of 54             Bakeries Corporation.
                               portfolios) for which UBS Global AM or one of
                               its affiliates serves as investment advisor,
                               sub-advisor or manager.

INDEPENDENT TRUSTEES

                                                  TERM OF
                                                OFFICE+ AND
                                POSITION(S)      LENGTH OF
      NAME, ADDRESS,             HELD WITH          TIME                           PRINCIPAL OCCUPATION(S)
         AND AGE                   FUND            SERVED                            DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 67       Trustee          Since 1996    Mr. Armstrong is chairman and principal of R.Q.A. Enterprises
R.Q.A. Enterprises                                            (management consulting firm) (since April 1991 and principal
One Old Church Road--                                         occupation since March 1995). Mr. Armstrong was chairman of the
Unit # 6                                                      board, chief executive officer and co-owner of Adirondack
Greenwich, CT 06830                                           Beverages (producer and distributor of soft drinks and
                                                              sparkling/still waters) (from October 1993 to March 1995). He was a partner of The New England Consulting Group (management
                                                              consulting firm) (from December 1992 to September 1993). He was managing director of LVMH U.S. Corporation (U.S. subsidiary of the French luxury goods conglomerate, Louis Vuitton Moet
                                                              Hennessey Corporation) (from 1987 to 1991) and chairman of its wine and spirits subsidiary, Schieffelin & Somerset Company (from
                                                              1987 to 1991).

David J. Beaubien; 68          Trustee          Since 2001    Mr. Beaubien is chairman of Yankee Environmental Systems, Inc., a
101 Industrial Road                                           manufacturer of meteorological measuring systems. Prior to
Turners Falls, MA 01376                                       January 1991, he was senior vice president of EG&G, Inc., a company which makes and provides a variety of scientific and technically oriented products and services. From 1985 to January
                                                              1995, Mr. Beaubien served as a director or trustee on the boards of the Kidder, Peabody & Co. Incorporated mutual funds.

                                                   NUMBER OF
      NAME, ADDRESS,                      PORTFOLIOS IN FUND COMPLEX                             OTHER DIRECTORSHIPS
         AND AGE                              OVERSEEN BY TRUSTEE                                  HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 67       Mr. Armstrong is a director or trustee of 19       Mr. Armstrong is also a director of AlFresh
R.Q.A. Enterprises             investment companies (consisting of 40             Beverages Canada, Inc. (a Canadian beverage
One Old Church Road--          portfolios) for which UBS Global AM or one of      subsidiary of AlFresh Foods Inc.) (since October
Unit # 6                       its affiliates serves as investment advisor,       2000).
Greenwich, CT 06830            sub-advisor or manager.

David J. Beaubien; 68          Mr. Beaubien is a director or trustee of 19        Mr. Beaubien is also a director of IEC
101 Industrial Road            investment companies (consisting of 40             Electronics, Inc., a manufacturer of electronic
Turners Falls, MA 01376        portfolios) for which UBS Global AM or one of      assemblies.
                               its affiliates serves as investment advisor,
                               sub-advisor or manager.

                                                  TERM OF
                                                OFFICE+ AND
                                POSITION(S)      LENGTH OF
      NAME, ADDRESS,             HELD WITH          TIME                           PRINCIPAL OCCUPATION(S)
         AND AGE                   FUND            SERVED                            DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------------
Richard R. Burt; 56            Trustee          Since 1996    Mr. Burt is chairman of Diligence LLC (international information
1275 Pennsylvania Ave., N.W.                                  and security firm) and IEP Advisors (international investments
Washington, D.C.                                              and consulting firm). He was the chief negotiator in the
20004                                                         Strategic Arms Reduction Talks with the former Soviet Union (from
                                                              1989 to 1991) and the U.S. Ambassador to the Federal Republic of
                                                              Germany (from 1985 to 1989). From 1991 to 1994, he served as a partner of McKinsey & Company (management consulting firm).

Meyer Feldberg; 61             Trustee          Since 1996    Mr. Feldberg is Dean and Professor of Management of the Graduate
Columbia University                                           School of Business, Columbia University. Prior to 1989, he was
101 Uris Hall                                                 president of the Illinois Institute of Technology.
New York, New York
10027

George W. Gowen; 73            Trustee          Since 1996    Mr. Gowen is a partner in the law firm of Dunnington, Bartholow &
666 Third Avenue                                              Miller. Prior to May 1994, he was a partner in the law firm of
New York, New York                                            Fryer, Ross & Gowen.
10017

William W. Hewitt, Jr.**; 74   Trustee          Since 2001    Mr. Hewitt is retired. From 1990 to January 1995, Mr. Hewitt
c/o UBS Global Asset                                          served as a director or trustee on the boards of the Kidder,
Management (US) Inc.                                          Peabody & Co. Incorporated mutual funds. From 1986 to 1988, he
51 West 52nd Street                                           was an executive vice president and director of mutual funds,
New York, New York                                            insurance and trust services of Shearson Lehman Brothers Inc.
10019-6114                                                    From 1976 to 1986, he was president of Merrill Lynch Funds
                                                              Distributor, Inc.

Morton L. Janklow; 73          Trustee          Since 2001    Mr. Janklow is senior partner of Janklow & Nesbit Associates, an
445 Park Avenue                                               international literary agency representing leading authors in
New York, New York                                            their relationships with publishers and motion picture,
10022                                                         television and multi-media companies, and of counsel to the law firm of Janklow & Ashley.

                                                   NUMBER OF
      NAME, ADDRESS,                      PORTFOLIOS IN FUND COMPLEX                             OTHER DIRECTORSHIPS
         AND AGE                              OVERSEEN BY TRUSTEE                                  HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
Richard R. Burt; 56            Mr. Burt is a director or trustee of 19            Mr. Burt is also a director of Hollinger
1275 Pennsylvania Ave., N.W.   investment companies (consisting of 40             International, Inc. (publishing), HCL
Washington, D.C.               portfolios) for which UBS Global AM or one of      Technologies, Ltd., The Central European Fund,
20004                          its affiliates serves as investment advisor,       Inc., The Germany Fund, Inc., IGT, Inc.
                               sub-advisor or manager.                            (provides technology to gaming and wagering
                                                                                  industry) and chairman of Weirton Steel Corp.
                                                                                  (makes and finishes steel products). He is also
                                                                                  a director or trustee of funds in the Scudder
                                                                                  Mutual Funds Family (consisting of 47
                                                                                  portfolios).

Meyer Feldberg; 61             Dean Feldberg is a director or trustee of 33       Dean Feldberg is also a director of Primedia Inc.
Columbia University            investment companies (consisting of 54             (publishing), Federated Department Stores, Inc.
101 Uris Hall                  portfolios) for which UBS Global AM or one of      (operator of department stores), Revlon, Inc.
New York, New York             its affiliates serves as investment advisor,       (cosmetics), Select Medical Inc. (healthcare
10027                          sub-advisor or manager.                            services) and SAPPI, Ltd. (producer of paper).

George W. Gowen; 73            Mr. Gowen is a director or trustee of 33           None
666 Third Avenue               investment companies (consisting of 54
New York, New York             portfolios) for which UBS Global AM or one of
10017                          its affiliates serves as investment advisor,
                               sub-advisor or manager.

William W. Hewitt, Jr.**; 74   Mr. Hewitt is a director or trustee of 19          Mr. Hewitt is also a director or trustee of the
c/o UBS Global Asset           investment companies (consisting of 40             Guardian Life Insurance Company Mutual Funds
Management (US) Inc.           portfolios) for which UBS Global AM or one of      (consisting of 19 portfolios).
51 West 52nd Street            its affiliates serves as investment advisor,
New York, New York             sub-advisor or manager.
10019-6114

Morton L. Janklow; 73          Mr. Janklow is a director or trustee of 19         None
445 Park Avenue                investment companies (consisting of 40
New York, New York             portfolios) for which UBS Global AM or one of
10022                          its affiliates serves as investment advisor,
                               sub-advisor or manager.

                                                  TERM OF
                                                OFFICE+ AND
                                POSITION(S)      LENGTH OF
      NAME, ADDRESS,             HELD WITH          TIME                           PRINCIPAL OCCUPATION(S)
         AND AGE                   FUND            SERVED                            DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------------
Frederic V. Malek; 66          Trustee          Since 1996    Mr. Malek is chairman of Thayer Capital Partners (merchant bank)
1455 Pennsylvania                                             and chairman of Thayer Hotel Investors III, Thayer Hotel
Avenue, N.W.                                                  Investors II and Lodging Opportunities Fund (hotel investment
Suite 350                                                     partnerships). From January 1992 to November 1992, he was
Washington, D.C.                                              campaign manager of Bush-Quayle '92. From 1990 to 1992, he was
20004                                                         vice chairman and, from 1989 to 1990, he was president of
                                                              Northwest Airlines Inc. and NWA Inc. (holding company of
                                                              Northwest Airlines Inc.). Prior to 1989, he was employed by the
                                                              Marriott Corporation (hotels, restaurants, airline catering and contract feeding), where he most recently was an executive vice president and president of Marriott Hotels and Resorts.

Carl W. Schafer; 67            Trustee          Since 1991    Mr. Schafer is president of the Atlantic Foundation (charitable
66 Witherspoon Street                                         foundation). Prior to January 1993, he was chairman of the
#1100                                                         Investment Advisory Committee of the Howard Hughes Medical
Princeton, NJ 08542                                           Institute.

William D. White; 69           Trustee          Since 2001    Mr. White is retired. From February 1989 through March 1994, he
P.O. Box 199                                                  was president of the National League of Professional Baseball
Upper Black Eddy, PA                                          Clubs. Prior to 1989, he was a television sportscaster for
18972                                                         WPIX-TV, New York. Mr. White served on the board of directors of
                                                              Centel from 1989 to 1993 and on the board of directors of
                                                              Jefferson Banks Incorporated, Philadelphia, PA.

                                                   NUMBER OF
      NAME, ADDRESS,                      PORTFOLIOS IN FUND COMPLEX                             OTHER DIRECTORSHIPS
         AND AGE                              OVERSEEN BY TRUSTEE                                  HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------------
Frederic V. Malek; 66          Mr. Malek is a director or trustee of 19           Mr. Malek is also a director of Aegis
1455 Pennsylvania              investment companies (consisting of 40             Communications, Inc. (tele-services), American
Avenue, N.W.                   portfolios) for which UBS Global AM or one of      Management Systems, Inc. (management consulting
Suite 350                      its affiliates serves as investment advisor,       and computer related services), Automatic Data
Washington, D.C.               sub-advisor or manager.                            Processing, Inc. (computing services), CB
20004                                                                             Richard Ellis, Inc. (real estate services),
                                                                                  Federal National Mortgage Association, FPL
                                                                                  Group, Inc. (electric services), Manor Care,
                                                                                  Inc. (health care), and Northwest Airlines Inc.

Carl W. Schafer; 67            Mr. Schafer is a director or trustee of 19         Mr. Schafer is also a director of Labor Ready,
66 Witherspoon Street          investment companies (consisting of 40             Inc. (temporary employment), Roadway Corp.
#1100                          portfolios) for which UBS Global AM or one of      (trucking), Guardian Life Insurance Company
Princeton, NJ 08542            its affiliates serves as investment advisor,       Mutual Funds (consisting of 19 portfolios), the
                               sub-advisor or manager.                            Harding, Loevner Funds (consisting of four
                                                                                  portfolios), E.I.I. Realty Securities Trust
                                                                                  (investment company) and Frontier Oil
                                                                                  Corporation.

William D. White; 69           Mr. White is a director or trustee of 19           None
P.O. Box 199                   investment companies (consisting of 40
Upper Black Eddy, PA           portfolios) for which UBS Global AM or one of
18972                          its affiliates serves as investment advisor,
                               sub-advisor or manager.

OFFICERS

                                                  TERM OF                          PRINCIPAL OCCUPATION(S)
                                                OFFICE+ AND                          DURING PAST 5 YEARS
                                POSITION(S)      LENGTH OF                         NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,             HELD WITH          TIME                        FUND COMPLEX FOR WHICH PERSON
         AND AGE                   FUND            SERVED                             SERVES AS OFFICER
--------------------------------------------------------------------------------------------------------------------------------
W. Douglas Beck*; 36           Vice President   Since 2003    Mr. Beck is an executive director and head of mutual fund product management of UBS Global AM (since 2002). From March 1998 to
                                                              November 2002, he held various positions at Merrill Lynch, the most recent being first vice president and co-manager of the managed solutions group. Prior to March 1998, Mr. Beck was a portfolio manager and managing director at Raymond James &
                                                              Associates. Mr. Beck is vice president of UBS Supplementary Trust and 22 investment companies (consisting of 81 portfolios) for which UBS Global AMor one of its affiliates serves as investment advisor, sub- advisor or manager.

Thomas Disbrow*; 37            Vice President   Since 2000    Mr. Disbrow is a director and a senior manager of the mutual fund
                               and Assistant                  finance department of UBS Global AM. Prior to November 1999, he
                               Treasurer                      was a vice president of Zweig/Glaser Advisers. Mr. Disbrow is a vice president and assistant treasurer of 19 investment companies
                                                              (consisting of 40 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.

Amy R. Doberman*; 41           Vice President   Since 2000    Ms. Doberman is a managing director and general counsel of UBS
                               and Secretary                  Global AM. From December 1997 through July 2000, she was general counsel of Aeltus Investment Management, Inc. Prior to working at
                                                              Aeltus, Ms. Doberman was assistant chief counsel of the SEC's
                                                              Division of Investment Management. Ms. Doberman is vice president and assistant secretary of UBS Supplementary Trust and five investment companies (consisting of 44 portfolios) and vice president and secretary of 19 investment companies (consisting of
                                                              40 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.

                                                  TERM OF                          PRINCIPAL OCCUPATION(S)
                                                OFFICE+ AND                          DURING PAST 5 YEARS
                                POSITION(S)      LENGTH OF                         NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,             HELD WITH          TIME                        FUND COMPLEX FOR WHICH PERSON
         AND AGE                   FUND            SERVED                             SERVES AS OFFICER
--------------------------------------------------------------------------------------------------------------------------------
David M. Goldenberg*; 36       Vice President   Since 2002    Mr. Goldenberg is an executive director and deputy general
                               and Assistant                  counsel of UBS Global AM. From 2000 to 2002 he was director,
                               Secretary                      legal affairs at Lazard Asset Management. Mr. Goldenberg was global director of compliance for SSB Citi Asset Management Group from 1998 to 2000. He was associate general counsel at Smith
                                                              Barney Asset Management from 1996 to 1998. Prior to working at
                                                              Smith Barney Asset Management, Mr. Goldenberg was branch chief and senior counsel in the SEC's Division of Investment
                                                              Management. Mr. Goldenberg is a vice president and secretary of
                                                              UBS Supplementary Trust and of five investment companies
                                                              (consisting of 44 portfolios) and a vice president and assistant secretary of 19 investment companies (consisting of 40
                                                              portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.

Kevin J. Mahoney*; 37          Vice President   Since 1999    Mr. Mahoney is a director and a senior manager of the mutual fund
                               and Assistant                  finance department of UBS Global AM. Prior to April 1999, he was
                               Treasurer                      the manager of the mutual fund internal control group of Salomon
                                                              Smith Barney. Mr. Mahoney is a vice president and assistant treasurer of 19 investment companies (consisting of 40
                                                              portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.

                                                  TERM OF                          PRINCIPAL OCCUPATION(S)
                                                OFFICE+ AND                          DURING PAST 5 YEARS
                                POSITION(S)      LENGTH OF                         NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,             HELD WITH          TIME                        FUND COMPLEX FOR WHICH PERSON
         AND AGE                   FUND            SERVED                             SERVES AS OFFICER
--------------------------------------------------------------------------------------------------------------------------------
Michael H. Markowitz***;       Vice President   Since 2001    Mr. Markowitz is an executive director, portfolio manager and
38                                                            head of U.S. short duration fixed income of UBS Global AM. He is also an executive director and portfolio manager of UBS Global
                                                              Asset Management (Americas) Inc. ("UBS Global AM (Americas)"), an
                                                              affiliate of UBS Global AM. Mr. Markowitz is a vice president of five investment companies (consisting of 25 portfolios) for which
                                                              UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.

Susan P. Ryan*; 43             Vice President   Since 1995    Ms. Ryan is an executive director and a portfolio manager of UBS
                                                              Global AM. Ms. Ryan is a vice president of five investment companies (consisting of 13 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor,
                                                              sub-advisor or manager.

Paul H. Schubert*; 40          Vice President   Since 1995    Mr. Schubert is an executive director and head of the mutual fund
                               and Treasurer                  finance department of UBS Global AM. Mr. Schubert is treasurer and principal accounting officer of UBS Supplementary Trust and of three investment companies (consisting of 41 portfolios), a vice president and treasurer of 20 investment companies
                                                              (consisting of 41 portfolios), and treasurer and chief financial officer of one investment company (consisting of two portfolios)
                                                              for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.

                                                  TERM OF                          PRINCIPAL OCCUPATION(S)
                                                OFFICE+ AND                          DURING PAST 5 YEARS;
                                POSITION(S)      LENGTH OF                         NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,             HELD WITH          TIME                        FUND COMPLEX FOR WHICH PERSON
         AND AGE                   FUND            SERVED                             SERVES AS OFFICER
--------------------------------------------------------------------------------------------------------------------------------
Joseph A. Varnas*; 35          President        Since 2003    Mr. Varnas is a managing director (since March 2003), chief technology officer (since March 2001) and head of product, technology and operations of UBS Global AM (since November 2002).
                                                              From 2000 to 2001, he was manager of product development in
                                                              Investment Consulting Services at UBS Financial Services. Mr.
                                                              Varnas was a senior analyst in the Global Securities Research &
                                                              Economics Group at Merrill Lynch from 1995 to 1999. Mr. Varnas is president of UBS Supplementary Trust and 22 investment companies
                                                              (consisting of 81 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.

Keith A. Weller*; 41           Vice President   Since 1996    Mr. Weller is a director and senior associate general counsel of
                               and Assistant                  UBS Global AM. Mr. Weller is a vice president and assistant
                               Secretary                      secretary of 19 investment companies (consisting of 40
                                                              portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor, sub-advisor or manager.

  * This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
 ** Address for mailing purposes only.
*** This person's business address is One North Wacker Drive, Chicago, Illinois
    60606.
  + Each Trustee holds office for an indefinite term. Officers of the Trust are appointed by the Trustees and serve at the pleasure of the board.
 ++ Mrs. Alexander and Mr. Bewkes are "interested persons" of the Fund as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or its affiliates.

TRUSTEES

E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander
Richard Q. Armstrong
David J. Beaubien
Richard R. Burt
Meyer Feldberg
George W. Gowen
William W. Hewitt, Jr.
Morton L. Janklow
Frederic V. Malek
Carl W. Schafer
William D. White

PRINCIPAL OFFICERS

Joseph A. Varnas
PRESIDENT

Amy R. Doberman
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

Susan P. Ryan
VICE PRESIDENT

W. Douglas Beck
VICE PRESIDENT

INVESTMENT ADVISOR AND ADMINISTRATOR

UBS Financial Services Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

SUB-ADVISOR, SUB-ADMINISTRATOR AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

(C) 2003 UBS Global Asset Management (US) Inc. All rights reserved.

[UBS GLOBAL ASSET MANAGEMENT LOGO]                                  Presorted
                                                                    Standard
51 West 52nd Street                                                U.S.Postage
New York, NY 10019-6114                                               PAID
                                                                  Smithtown, NY
                                                                   Permit 700

ITEM 2. CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.


ITEM 6. [RESERVED BY SEC FOR FUTURE USE.]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED - END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8. [RESERVED BY SEC FOR FUTURE USE.]


ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

     (a) Form N-CSR disclosure requirement not yet effective with respect to the registrant.

     (b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

          (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIQUID INSTITUTIONAL RESERVES

By:   /s/ Joseph A. Varnas
      ----------------------------
      Joseph A. Varnas
      President

Date: July 8, 2003
      ----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Joseph A. Varnas
      ----------------------------
      Joseph A. Varnas
      President

Date: July 8, 2003
      ----------------------------

By:   /s/ Paul H. Schubert
      ----------------------------
      Paul H. Schubert
      Treasurer

Date: July 8, 2003
      ----------------------------